UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000

Date of fiscal year end:   12/31

Date of reporting period:  06/30/05

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

TOUCHSTONE                                                          Variable
--------------------------------------------------------------------Series
                                                                    Trust



Touchstone Variable Series Trust

o  Touchstone Balanced Fund

o  Touchstone Baron Small Cap Fund

o  Touchstone Core Bond Fund

o  Touchstone Eagle Capital Appreciation Fund

o  Touchstone Emerging Growth Fund

o  Touchstone Enhanced Dividend 30 Fund

o  Touchstone Growth & Income Fund

o  Touchstone High Yield Fund

o  Touchstone Money Market Fund

o  Touchstone Third Avenue Value Fund

o  Touchstone Value Plus Fund

o  Touchstone Aggressive ETF Fund

o  Touchstone Conservative ETF Fund

o  Touchstone Enhanced ETF Fund

o  Touchstone Moderate ETF Fund

                                                              Semi-Annual Report
                                                                June 30, 2005
                                                                 (unaudited)

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Tabular Presentation of Schedules of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

       ------------------------------------------------------------------
                             Touchstone Balanced Fund

       Equity Sector Allocation                   (% of Equity Assets)
       Industrials                                       23.2
       Consumer Discretionary                            18.4
       Financials                                        17.3
       Health Care                                       16.0
       Energy                                             8.3
       Information Technology                             7.9
       Materials                                          5.3
       Utilities                                          2.9
       Consumer Staples                                   1.4
       Telecommunication                                  1.0
       Other Assets/Liabilities (Net)                    (1.7)
                                                        -----
       Total                                            100.0
                                                        -----

       Fixed Income                                  (% of Fixed
       Sector Allocation                            Income Assets)
       Treasury                                          24.9
       Agency                                            31.1
       AAA/Aaa                                            9.7
       AA/Aa                                              6.2
       A/A                                               14.8
       BBB/Baa                                            8.5
       BB/Ba                                              4.8
                                                        -----
       Total                                            100.0
                                                        -----

       Asset Allocation                           (% of Net Assets)
       Equities                                          70.6
       Fixed Income                                      27.6
       Investment Funds                                   3.5
       Other Assets/Liabilities                          (1.7)
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                             Touchstone Core Bond Fund

       Credit Quality                           (% of Total Investments)
       U.S. Treasury                                     16.7
       U.S. Agency                                       28.9
       AAA/Aaa                                            7.9
       AA/Aa                                              1.0
       A/A                                               24.1
       BBB/Baa                                           19.9
       BB/Ba                                              1.5
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                          Touchstone Emerging Growth Fund

       Sector Allocation                          (% of Net Assets)
       Health Care                                       26.8
       Information Technology                            20.8
       Energy                                            15.1
       Consumer Discretionary                            14.2
       Industrials                                       11.9
       Financials                                         6.6
       Materials                                          1.5
       Consumer Staples                                   0.1
       Investment Funds                                  10.2
       Other Assets/Liabilities (Net)                    (7.2)
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                          Touchstone Baron Small Cap Fund

       Sector Allocation                          (% of Net Assets)
       Consumer Discretionary                            41.0
       Health Care                                       19.4
       Financials                                        15.6
       Energy                                             7.5
       Information Technology                             5.8
       Industrials                                        5.1
       Telecommunication                                  1.1
       Materials                                          1.1
       Utilities                                          0.8
       Investment Funds                                  13.7
       Other Assets/Liabilities (Net)                   (11.1)
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                    Touchstone Eagle Capital Appreciation Fund

       Sector Allocation                           (% of Net Assets)
       Information Technology                            21.1
       Consumer Discretionary                            18.3
       Health Care                                       14.1
       Industrials                                       13.5
       Consumer Staples                                  12.6
       Financials                                        10.8
       Other Assets/Liabilities (Net)                     9.6
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                       Touchstone Enhanced Dividend 30 Fund

       Sector Allocation                           (% of Net Assets)
       Industrials                                       20.1
       Health Care                                       14.5
       Consumer Discretionary                            14.3
       Consumer Staples                                  11.7
       Telecommunication                                 11.0
       Financials                                        10.9
       Information Technology                             8.4
       Materials                                          3.9
       Energy                                             3.3
       Investment Funds                                   9.0
       Other Assets/Liabilities (Net)                    (7.1)
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

2

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Schedules of Investments continued


       ------------------------------------------------------------------
                          Touchstone Growth & Income Fund
       Sector Allocation                           (% of Net Assets)
       Financials                                        26.6
       Information Technology                            19.1
       Energy                                            14.8
       Health Care                                        9.8
       Industrials                                        9.7
       Consumer Discretionary                             6.9
       Consumer Staples                                   4.6
       Materials                                          2.4
       Telecommunication                                  1.5
       Utilities                                          1.4
       Other Assets/Liabilities (Net)                     3.2
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                      Touchstone Money Market Fund

       Credit Quality                          (% of Total Investments)
       A-1/P-1F-1                                        98.6
       FW1*                                               1.4
                                                        -----
       Total                                            100.0
                                                        -----

       Portfolio Allocation                    (% of Total Investments)
       Variable Rate Demand Notes                        68.6
       Corporate Notes/Commercial Paper                  24.2
       Taxable Municipal Bonds                            7.2
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                            Touchstone Value Plus Fund

       Sector Allocation                        (% of Net Assets)
       Financials                                        19.9
       Information Technology                            13.4
       Health Care                                       13.3
       Consumer Discretionary                            12.9
       Industrials                                       11.4
       Energy                                            11.2
       Consumer Staples                                   8.3
       Telecommunication                                  2.8
       Materials                                          2.4
       Utilities                                          1.6
       Other Assets/Liabilities (Net)                     2.8
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                            Touchstone High Yield Fund
       Credit Quality                         (% of Total Investments)
       AAA/Aaa                                            1.6
       BBB/Baa                                            6.8
       BB/Ba                                             38.1
       B/B                                               52.0
       CCC/Caa                                            1.5
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                        Touchstone Third Avenue Value Fund

       Sector Allocation                          (% of Net Assets)
       Financials                                        40.4
       Energy                                            14.2
       Information Technology                            14.0
       Consumer Discretionary                             7.4
       Materials                                          5.1
       Industrials                                        4.7
       Health Care                                        3.3
       Other Assets/Liabilities (Net)                    10.9
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------


* Equivalent of Standard & Poor's and Moody's highest short-term ratings of A1 and P1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

       ------------------------------------------------------------------
                          Touchstone Aggressive ETF Fund

       Sector Allocation                          (% of Net Assets)
       Exchange Traded Funds                             98.8
       Other Assets/Liabilities (Net)                     1.2
                                                        -----
       Total                                            100.0
                                                        -----

       ------------------------------------------------------------------
                         Touchstone Conservative ETF Fund

       Sector Allocation                          (% of Net Assets)
       Exchange Traded Funds                             98.6
       Other Assets/Liabilities (Net)                     1.4
                                                        -----
       Total                                            100.0
                                                        -----

       ------------------------------------------------------------------
                           Touchstone Enhanced ETF Fund
       Sector Allocation                          (% of Net Assets)
       Exchange Traded Funds                             98.8
       Other Assets/Liabilities (Net)                     1.2
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

       ------------------------------------------------------------------
                           Touchstone Moderate ETF Fund

       Sector Allocation                          (% of Net Assets)
       Exchange Traded Funds                             98.7
       Other Assets/Liabilities (Net)                     1.3
                                                        -----
       Total                                            100.0
                                                        -----
       ------------------------------------------------------------------

4

------------------------
Touchstone Balanced Fund
------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Common Stocks - 70.6%
  Advertising - 3.7%
       7,400   Lamar Advertising Co.*                               $   316,498
       4,200   Omnicom Group, Inc.                                      335,412
       9,600   WPP Group plc - ADR                                      490,080
-------------------------------------------------------------------------------
                                                                      1,141,990
-------------------------------------------------------------------------------
  Aerospace & Defense - 2.3%
       6,100   Alliant Techsystems, Inc.*                               430,660
       5,200   DRS Technologies, Inc.                                   266,656
-------------------------------------------------------------------------------
                                                                        697,316
-------------------------------------------------------------------------------
  Automotive - 1.0%
       8,500   Lear Corp.                                               309,230
-------------------------------------------------------------------------------
  Banking - 3.5%
       9,062   Bank of America                                          413,318
       9,700   Prosperity Bancshares, Inc.                              277,517
       5,000   Zions Bancorp                                            367,650
-------------------------------------------------------------------------------
                                                                      1,058,485
-------------------------------------------------------------------------------
  Business Services - 4.6%
      10,800   ChoicePoint, Inc.*                                       432,540
      19,300   Digitas, Inc.*                                           220,213
       9,600   Dun & Bradstreet Corp. (The)*                            591,840
       8,600   Dycom Industries, Inc.*                                  170,366
-------------------------------------------------------------------------------
                                                                      1,414,959
-------------------------------------------------------------------------------
  Computer Software - 1.0%
      11,700   Microsoft Corp.                                          290,628
-------------------------------------------------------------------------------
  Computers - 1.9%
      10,800   Cisco Systems, Inc.*                                     206,388
       3,200   International Business Machines                          237,440
       2,875   Zebra Technologies, Inc. - Class A*                      125,896
-------------------------------------------------------------------------------
                                                                        569,724
-------------------------------------------------------------------------------
  Diversified Manufacturing - 3.8%
      10,000   E.I. du Pont de Nemours & Co.                            430,100
       9,000   General Electric, Inc.                                   311,850
       3,300   Textron, Inc.                                            250,305
       5,300   Tyco International, Ltd.                                 154,760
-------------------------------------------------------------------------------
                                                                      1,147,015
-------------------------------------------------------------------------------
  Drugs & Medical Products - 1.6%
       4,400   Par Pharmaceutical Cos., Inc.*                           139,964
       8,500   Sanofi-Aventis - ADR +                                   348,415
-------------------------------------------------------------------------------
                                                                        488,379
-------------------------------------------------------------------------------
  Energy - 1.9%
       4,700   Cinergy Corp.                                            210,654
       7,500   Exelon Corp.                                             384,975
-------------------------------------------------------------------------------
                                                                        595,629
-------------------------------------------------------------------------------
  Financial Services - 6.5%
       7,600   American Express Co.                                     404,548
      14,400   Citigroup, Inc.                                          665,712
      12,600   JPMorgan Chase & Co.                                     445,032
       5,900   Merrill Lynch & Co., Inc.                                324,559
       4,800   Piper Jaffray Companies, Inc.*                           146,064
-------------------------------------------------------------------------------
                                                                      1,985,915
-------------------------------------------------------------------------------
  Health & Hospitals - 2.0%
      12,400   Laboratory Corp. of America Holdings*                    618,760
-------------------------------------------------------------------------------
  Insurance - 1.8%
       7,300   Hartford Financial Services Group, Inc. (The) +          545,894
-------------------------------------------------------------------------------
  Machinery/Engineering - 1.4%
       9,100   National-Oilwell, Inc.*                                  432,614
-------------------------------------------------------------------------------
  Manufacturing - 8.8%
       9,400   Actuant Corp. - Class A*                                 450,636
       6,000   Alcoa, Inc.                                              156,780
      22,100   Crompton Corp. +                                         312,715
      10,400   Eaton Corp.                                              622,959
       6,300   Gardner Denver, Inc.                                     221,004
      12,000   Gentex Corp.                                             218,400
       5,100   Sherwin-Williams Co. (The)                               240,159
       6,100   Thermo Electron Corp.*                                   163,907
       8,900   Waters Corp.*                                            330,813
-------------------------------------------------------------------------------
                                                                      2,717,373
-------------------------------------------------------------------------------
  Medical Research - 4.7%
       3,300   Amgen, Inc.*                                             199,518
       9,400   Beckman Coulter, Inc.                                    597,558
       9,000   Boston Scientific Corp.*                                 243,000
       8,500   Charles River Laboratories International, Inc.*          410,125
-------------------------------------------------------------------------------
                                                                      1,450,201
-------------------------------------------------------------------------------
  Multi-Media - 1.3%
      12,400   Viacom, Inc. - Class B                                   397,048
-------------------------------------------------------------------------------
  Oil & Gas - 5.7%
      14,900   ConocoPhillips                                           856,601
       6,400   Exxon Mobil Corp.                                        367,808
       4,600   Nabors Industries, Ltd.*                                 278,852
       6,700   XTO Energy, Inc.                                         227,733
-------------------------------------------------------------------------------
                                                                      1,730,994
-------------------------------------------------------------------------------
  Paper Products - 0.7%
       7,900   Sonoco Products Co.                                      209,350
-------------------------------------------------------------------------------
  Pharmaceuticals - 0.9%
       5,500   Barr Pharmaceuticals, Inc.*                              268,070
-------------------------------------------------------------------------------
  Restaurants - 0.8%
       6,200   Brinker International, Inc.*                             248,310
-------------------------------------------------------------------------------
  Retail - 5.1%
       5,400   Best Buy Co., Inc.                                       370,170
      15,600   Claire's Stores, Inc.                                    375,180
      10,400   Pacific Sunwear of California, Inc.*                     239,096
       9,600   PETCO Animal Supplies, Inc.*                             281,472
       5,800   Wal-Mart Stores, Inc.                                    279,560
-------------------------------------------------------------------------------
                                                                      1,545,478
-------------------------------------------------------------------------------
  Technology - 1.2%
      12,600   Texas Instruments, Inc.                                  353,682
-------------------------------------------------------------------------------
  Telecommunications - 1.4%
      11,300   Iowa Telecommunications Services, Inc.                   211,875
      12,700   Nokia Oyj - ADR                                          211,328
-------------------------------------------------------------------------------
                                                                        423,203
-------------------------------------------------------------------------------
  Trucking/Shipping - 3.0%
       6,300   Oshkosh Truck Corp.                                      493,164
      10,800   United Rentals, Inc.*                                    218,268
       8,700   Wabash National Corp.                                    210,801
-------------------------------------------------------------------------------
                                                                        922,233
-------------------------------------------------------------------------------
Total Common Stocks                                                 $21,562,480
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

    Shares                                                              Value

Investment Funds - 3.5%
   1,082,488   BBH Securities Lending Fund **                       $ 1,082,488
-------------------------------------------------------------------------------


  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

Asset-Backed Securities - 0.0%
  Housing - 0.0%
$      1,591   Access Financial
               Manufacture Housing
               Contract Trust               7.10%       5/15/21     $    1,595
-------------------------------------------------------------------------------
Corporate Bonds - 9.8%
  Automotive - 0.5%
     150,000   General Motors +             7.20%       1/15/11         138,750
-------------------------------------------------------------------------------
  Banking - 0.9%
     250,000   BB&T Corp.                   7.25%       6/15/07         264,383
         203   Nykredit                     6.00%       10/1/26              34
-------------------------------------------------------------------------------
                                                                        264,417
-------------------------------------------------------------------------------
  Beverages - 0.6%
     160,000   Coca-Cola                    8.95%       11/1/06         169,400
-------------------------------------------------------------------------------
  Financial Services - 2.8%
     500,000   General Electric
               Capital Corp.                6.75%       3/15/32         616,993
     250,000   Household Finance
               Corp.                        7.88%        3/1/07         264,720
-------------------------------------------------------------------------------
                                                                        881,713
-------------------------------------------------------------------------------
  Hotels & Lodging - 1.3%
     350,000   ITT Corp.                    7.38%      11/15/15         389,375
-------------------------------------------------------------------------------
  Oil & Gas - 1.8%
     500,000   Pemex Project
               Funding Master
               Trust                        9.13%      10/13/10         585,500
-------------------------------------------------------------------------------
  Technology - 0.8%
     250,000   IBM Corp.                    4.88%       10/1/06         252,664
-------------------------------------------------------------------------------
  Telecommunications - 1.1%
     250,000   Verizon Global               7.75%       6/15/32         324,336
-------------------------------------------------------------------------------
Total Corporate Bonds                                               $ 3,006,155
-------------------------------------------------------------------------------
Municipal Bonds - 0.1%
  Transportation - 0.1%
      30,000   Oklahoma City
               Airport                      9.40%       11/1/10     $    33,891
-------------------------------------------------------------------------------
Sovereign Government Obligations - 0.8%
  Great Britain - 0.8%
     105,000   United Kingdom
               Treasury                     8.00%       12/7/15     $   249,190
-------------------------------------------------------------------------------
U.S. Government & Agency Obligations - 10.1%
     500,000   Federal Home
               Loan Mortgage
               Corporation                  6.25%        3/5/12         517,926
     455,431   Federal National
               Mortgage
               Association                  5.50%       11/1/33         462,078
      97,740   Federal National
               Mortgage
               Association                  6.00%        1/1/14         101,143
      72,295   Federal National
               Mortgage
               Association                  6.00%        3/1/31          74,212
      47,661   Federal National
               Mortgage
               Association                  6.00%        2/1/33          48,882
   1,068,597   Federal National
               Mortgage
               Association                  6.00%      12/15/33       1,084,195
      51,195   Federal National
               Mortgage
               Association                  6.50%       12/1/12          53,299
      43,353   Federal National
               Mortgage
               Association                  8.00%        1/2/30          46,649
     446,915   Government
               National Mortgage
               Association                  5.50%       7/15/33         457,073
     164,364   Government
               National Mortgage
               Association                  6.00%      12/15/32         169,724
      44,391   Government
               National Mortgage
               Association                  7.00%       1/15/32          46,999
      26,915   Government
               National Mortgage
               Association                  7.50%        9/1/30          28,849
-------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations                          $ 3,091,029
-------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.8%
     500,000   U.S. Treasury Bond           5.50%       8/15/28         588,809
     950,000   U.S. Treasury Note           1.50%       7/31/05         948,701
     550,000   U.S. Treasury Note           3.25%       1/15/09         542,158
-------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                     $ 2,079,668
-------------------------------------------------------------------------------
Total Investment Securities - 101.7%
(Cost $28,603,044)                                                  $31,106,496
Liabilities in Excess of Other Assets - (1.7%)                         (527,794)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $30,578,702
-------------------------------------------------------------------------------

* Non-income producing security.
** Represents collateral for securities loaned.
+ All or a portion of the security is on loan.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

6

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Common Stocks - 97.4%
  Advertising Services - 1.4%
       5,000   Getty Images, Inc.* +                                $   371,300
-------------------------------------------------------------------------------
  Apparel - 3.4%
       9,000   Carter's, Inc.*                                          525,420
       8,000   Polo Ralph Lauren Corp.                                  344,880
-------------------------------------------------------------------------------
                                                                        870,300
-------------------------------------------------------------------------------
  Business Services  - 1.9%
      12,000   ChoicePoint Inc.*                                        480,600
-------------------------------------------------------------------------------
  Chemicals - 2.4%
      20,000   Senomyx, Inc.*                                           330,200
      10,000   Symyx Technologies, Inc.*                                279,800
-------------------------------------------------------------------------------
                                                                        610,000
-------------------------------------------------------------------------------
  Communications - 2.3%
      13,500   American Tower Corp. - Class A*                          283,770
      22,500   SBA Communications Corp.*                                303,750
-------------------------------------------------------------------------------
                                                                        587,520
-------------------------------------------------------------------------------
  Consulting - 1.2%
       8,000   Hewitt Associates, Inc.*  +                              212,080
       4,000   LECG Corp.*                                               85,040
-------------------------------------------------------------------------------
                                                                        297,120
-------------------------------------------------------------------------------
  Education - 6.2%
      20,000   DeVry, Inc.*                                             398,000
      15,000   Education Management Corp.*                              505,950
       4,000   Strayer Education, Inc.                                  345,040
      10,000   Universal Technical Institute, Inc.*                     332,000
-------------------------------------------------------------------------------
                                                                      1,580,990
-------------------------------------------------------------------------------
  Energy & Energy Services - 7.5%
       8,000   Encore Acquisition Company*                              328,000
       9,500   FMC Technologies, Inc.*                                  303,715
       7,000   Premcor, Inc.                                            519,260
       5,000   SEACOR SMIT, Inc.*                                       321,500
      13,333   XTO Energy, Inc.                                         453,189
-------------------------------------------------------------------------------
                                                                      1,925,664
-------------------------------------------------------------------------------
  Financial Services/Brokerage & Exchanges - 5.2%
       2,100   Chicago Mercantile Exchange                              620,550
      10,000   International Securities Exchange, Inc.* +               251,100
      12,000   Jefferies Group, Inc.                                    454,680
-------------------------------------------------------------------------------
                                                                      1,326,330
-------------------------------------------------------------------------------
  Financial Services/Community Banks - 2.8%
      10,000   Amegy Bancorp, Inc.                                      223,800
       9,000   First Republic Bank                                      317,970
      11,000   UCBH Holdings, Inc.                                      178,640
-------------------------------------------------------------------------------
                                                                        720,410
-------------------------------------------------------------------------------
  Financial Services/Insurance - 2.2%
      12,500   Arch Capital Group Ltd.*                                 563,125
-------------------------------------------------------------------------------
  Financial Services/Miscellaneous - 2.2%
       6,000   CheckFree Corp.*                                         204,360
      10,000   First Marblehead Corp. (The)*                            350,600
-------------------------------------------------------------------------------
                                                                        554,960
-------------------------------------------------------------------------------
  Government Services - 1.3%
       7,500   Anteon International Corp.*                              342,150
-------------------------------------------------------------------------------
  Health Care Facilities - 5.4%
       8,000   Community Health Systems, Inc.*                          302,320
      12,000   Manor Care, Inc.                                         476,760
      11,500   United Surgical Partners International, Inc.*            598,920
-------------------------------------------------------------------------------
                                                                      1,378,000
-------------------------------------------------------------------------------
  Health Care Products - 2.4%
      11,000   Edwards Lifesciences Corp.*                              473,220
       2,000   INAMED Corp.*                                            133,940
-------------------------------------------------------------------------------
                                                                        607,160
-------------------------------------------------------------------------------
  Health Services - 2.7%
       6,000   Charles River Laboratories International, Inc.*          289,500
      15,000   Odyssey Healthcare, Inc.*                                216,300
       7,000   PRA International*                                       187,460
-------------------------------------------------------------------------------
                                                                        693,260
-------------------------------------------------------------------------------
  Health Services/Insurance - 6.7%
      27,000   AMERIGROUP Corp.*                                      1,085,400
      19,000   Centene Corp.*                                           638,020
-------------------------------------------------------------------------------
                                                                      1,723,420
-------------------------------------------------------------------------------
  Home Building - 2.0%
       4,500   Beazer Homes U.S.A., Inc. +                              257,175
       4,000   Hovnanian Enterprises, Inc. - Class A*                   260,800
-------------------------------------------------------------------------------
                                                                        517,975
-------------------------------------------------------------------------------
  Hotels & Lodging - 3.6%
       8,500   Choice Hotels International, Inc.                        558,450
       5,500   Four Seasons Hotels Inc.                                 363,550
-------------------------------------------------------------------------------
                                                                        922,000
-------------------------------------------------------------------------------
  Media - 2.8%
       4,000   Cox Radio, Inc. - Class A*                                63,000
       8,000   Cumulus Media, Inc. - Class A*                            94,240
       9,000   Gray Television, Inc.                                    108,540
      12,000   Lin TV Corp. - Class A*                                  166,680
       5,000   Radio One, Inc. - Class A*                                63,650
       5,000   Radio One, Inc. - Class D*                                63,850
      12,000   Saga Communications, Inc. - Class A*                     168,000
-------------------------------------------------------------------------------
                                                                        727,960
-------------------------------------------------------------------------------
  Medical Equipment - 1.0%
       9,000   Immucor, Inc.*                                           260,550
-------------------------------------------------------------------------------
  Real Estate - 5.2%
       1,500   Alexander's, Inc.*                                       373,125
      10,000   CB Richard Ellis Group, Inc.*                            438,600
       6,500   CoStar Group, Inc.*                                      283,400
      20,000   Spirit Finance Corp.                                     235,000
-------------------------------------------------------------------------------
                                                                      1,330,125
-------------------------------------------------------------------------------
  Recreation & Resorts - 12.1%
      10,000   Isle of Capri Casinos, Inc.*                             262,000
      15,000   Kerzner International Ltd.*                              854,250
      12,000   Station Casinos, Inc.                                    796,800
      10,000   Vail Resorts, Inc.*                                      281,000
      20,000   Wynn Resorts, Ltd.* +                                    945,400
-------------------------------------------------------------------------------
                                                                      3,139,450
-------------------------------------------------------------------------------
  Restaurants - 3.5%
       9,750   Cheesecake Factory Inc. (The)*                           338,618
       6,000   P.F. Chang's China Bistro, Inc.* +                       353,879
       3,500   Panera Bread Company* +                                  217,298
-------------------------------------------------------------------------------
                                                                        909,795
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------

    Shares                                                              Value

Common Stocks - 97.4% - continued
  Retail Stores - 7.1%
      12,000   Cabela's, Inc. - Class A* +                          $   256,320
      15,000   CarMax, Inc.*                                            399,750
      12,000   Dick's Sporting Goods, Inc.* +                           463,080
       6,000   Ethan Allen Interiors Inc. +                             201,060
       6,000   PETCO Animal Supplies, Inc.*                             175,920
      15,000   Select Comfort Corp.*                                    321,450
-------------------------------------------------------------------------------
                                                                      1,817,580
-------------------------------------------------------------------------------
  Software - 0.6%
       3,500   Kronos Inc.*                                             141,365
-------------------------------------------------------------------------------
  Transportation - 1.5%
      10,500   Genesee & Wyoming Inc.*                                  285,705
       5,000   JetBlue Airways Corp.* +                                 102,200
-------------------------------------------------------------------------------
                                                                        387,905
-------------------------------------------------------------------------------
  Utility Services - 0.8%
       8,400   Southern Union Company*                                  206,220
-------------------------------------------------------------------------------
Total Common Stocks                                                 $24,993,234
-------------------------------------------------------------------------------
Investment Funds - 13.7%
   3,507,225   BBH Securities Lending Fund **                       $ 3,507,225
-------------------------------------------------------------------------------
Total Investment Securities - 111.1%
(Cost $18,928,327)                                                  $28,500,459
Liabilities in Excess of Other Assets - (11.1%)                      (2,851,936)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $25,648,523
-------------------------------------------------------------------------------

* Non-income producing security.
** Represents collateral for securities loaned.
+ All or a portion of the security is on loan.


The accompanying notes are an integral part of the financial statements.

8

-------------------------
Touchstone Core Bond Fund
-------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

Corporate Bonds - 32.5%
  Aerospace & Defense - 0.4%
$    135,000   United Technologies
               Corp.                        5.40%        5/1/35     $   141,837
-------------------------------------------------------------------------------
  Automobiles - 0.9%
     320,000   Daimlerchrysler
               NA Holding                   7.20%        9/1/09         348,327
-------------------------------------------------------------------------------
  Banking - 4.1%
     745,000   American Express
               Bank                         3.35%      11/21/07         745,562
     265,000   Credit Suisse First
               Boston U.S.A. Inc.           4.13%       1/15/10         263,128
     105,000   JPMorgan Capital             5.88%       3/15/35         107,774
     250,000   Key Bank NA                  5.80%        7/1/14         269,392
     225,000   National
               Westminster Bank             7.38%       10/1/09         252,573
-------------------------------------------------------------------------------
                                                                      1,638,429
-------------------------------------------------------------------------------
  Basic Materials - 1.5%
     215,000   Alcoa                        6.00%       1/15/12         232,841
     275,000   Dow Chemical                 7.38%       11/1/29         355,168
-------------------------------------------------------------------------------
                                                                        588,009
-------------------------------------------------------------------------------
  Electric Utilities - 4.4%
     215,000   National Rural
               Utilities                    3.25%       10/1/07         210,607
     440,000   NiSource Finance
               Corp.                        3.20%       11/1/06         435,187
      56,000   Pacific Gas &
               Electric                     3.82%        4/3/06          56,000
     200,000   Pacific Gas &
               Electric                     6.05%        3/1/34         220,418
     285,000   PSI Energy, Inc.             7.85%      10/15/07         306,901
     250,000   Southern
               Power Co.                    4.88%       7/15/15         250,606
     280,000   TXU Energy Co.               7.00%       3/15/13         312,265
-------------------------------------------------------------------------------
                                                                      1,791,984
-------------------------------------------------------------------------------
  Financial Services - 6.7%
     540,000   American Honda
               Finance, 144A                3.57%       9/27/07         540,318
     325,000   Caterpillar
               Financial
               Services Corp.               4.75%       1/17/15         328,145
     320,000   Ford Motor Credit            7.38%      10/28/09         312,700
     200,000   General Electric
               Capital Corp.                6.75%       3/15/32         246,798
     515,000   General Motors
               Acceptance Corp.             6.13%       8/28/07         509,705
     295,000   HSBC Finance
               Corp.                        4.75%       4/15/10         299,187
     520,000   Washington
               Mutual                       2.40%       11/3/05         517,539
-------------------------------------------------------------------------------
                                                                      2,754,392
-------------------------------------------------------------------------------
  Food - 1.6%
     200,000   Coca-Cola
               Enterprises                  6.70%      10/15/36         241,464
     161,000   General Mills                6.00%       2/15/12         175,034
     225,000   Pepsi Bottling               5.63%       2/17/09         236,441
-------------------------------------------------------------------------------
                                                                        652,939
-------------------------------------------------------------------------------
  Media - Broadcasting & Publishing - 1.2%
     100,000   AOL Time Warner              7.70%        5/1/32         126,502
     350,000   Reed Elsevier
               Capital                      4.63%       6/15/12         348,386
-------------------------------------------------------------------------------
                                                                        474,888
-------------------------------------------------------------------------------
  Oil & Gas - 3.1%
     250,000   BHP Billiton                 4.80%       4/15/13         253,710
     295,000   Canadian Natural
               Resources                    4.90%       12/1/14         296,222
     450,000   ConocoPhilips                4.75%      10/15/12         460,499
     125,000   Nexen, Inc.                  5.88%       3/10/35         127,039
     100,000   Statoil                      5.13%       4/30/14         104,176
-------------------------------------------------------------------------------
                                                                      1,241,646
-------------------------------------------------------------------------------
  Pharmaceuticals - 0.3%
     125,000   Bristol-Myers
               Squibb                       5.75%       10/1/11         133,736
-------------------------------------------------------------------------------
  Real Estate - 2.1%
     315,000   Avalon Properties            7.50%      12/15/10         358,573
     445,000   Duke Realty Corp.            7.38%        8/1/07         471,452
-------------------------------------------------------------------------------
                                                                        830,025
-------------------------------------------------------------------------------
  Telephone Systems - 4.4%
     180,000   Ameritech Capital
               Funding                      6.15%       1/15/08         188,198
     525,000   British Telecom              7.88%      12/15/05         534,159
     200,000   Cingular Wireless            7.13%      12/15/31         239,611
     225,000   France Telecom               8.50%        3/1/11         261,107
     250,000   Sprint Capital
               Corp.                        7.63%       1/30/11         285,519
     250,000   Verizon Global
               Funding Corp.                6.88%       6/15/12         283,717
-------------------------------------------------------------------------------
                                                                      1,792,311
-------------------------------------------------------------------------------
  Transportation - 1.8%
     335,000   TTX Co.                      5.00%        4/1/12         343,094
     380,000   Union Pacific Co.            6.63%        2/1/08         401,535
-------------------------------------------------------------------------------
                                                                        744,629
-------------------------------------------------------------------------------
Total Corporate Bonds                                               $13,133,152
-------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 41.7%
     252,058   Federal Home
               Loan Mortgage
               Corporation                  5.00%       12/1/18         255,090
     376,509   Federal Home
               Loan Mortgage
               Corporation                  5.50%        1/1/19         386,614
      44,563   Federal Home
               Loan Mortgage
               Corporation                  7.00%        5/1/30          47,352
     380,834   Federal Home
               Loan Mortgage
               Corporation                  6.50%        8/1/32         394,840
     657,820   Federal Home
               Loan Mortgage
               Corporation                  5.50%        5/1/33         667,597
     461,340   Federal Home
               Loan Mortgage
               Corporation                  5.00%        8/1/33         462,076

The accompanying notes are an integral part of the financial statements.

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

Agency Mortgage-Backed Securities - 41.7% - continued
$    508,742   Federal Home
               Loan Mortgage
               Corporation                  5.50%        1/1/35     $   516,183
     155,978   Federal National
               Mortgage
               Association                  5.50%       12/1/16         160,236
   1,325,160   Federal National
               Mortgage
               Association                  6.00%       11/1/17       1,370,606
     165,560   Federal National
               Mortgage
               Association                  4.50%        1/1/18         164,926
     374,477   Federal National
               Mortgage
               Association                  4.50%        6/1/18         373,044
     536,245   Federal National
               Mortgage
               Association                  5.00%        6/1/18         542,673
     491,348   Federal National
               Mortgage
               Association                  4.50%        6/1/20         489,398
     106,836   Federal National
               Mortgage
               Association                  8.00%        5/1/30         114,902
      93,201   Federal National
               Mortgage
               Association                  7.50%        1/1/31          99,589
      70,093   Federal National
               Mortgage
               Association                  6.50%        6/1/31          72,604
     497,203   Federal National
               Mortgage
               Association                  6.50%        6/1/32         517,722
      87,960   Federal National
               Mortgage
               Association                  6.50%        9/1/32          91,183
     313,943   Federal National
               Mortgage
               Association                  6.50%        9/1/32         325,446
     320,921   Federal National
               Mortgage
               Association                  6.50%       12/1/32         332,680
     703,299   Federal National
               Mortgage
               Association                  5.50%        7/1/33         713,767
     415,356   Federal National
               Mortgage
               Association                  4.50%        8/1/33         406,924
     886,412   Federal National
               Mortgage
               Association                  5.50%        8/1/33         899,351
     604,022   Federal National
               Mortgage
               Association                  5.50%       10/1/33         612,839
     871,151   Federal National
               Mortgage
               Association                  5.00%        4/1/34         872,091
     222,447   Federal National
               Mortgage
               Association                  5.00%        4/1/34         222,687
     753,278   Federal National
               Mortgage
               Association                  5.00%        5/1/34         754,091
   1,637,487   Federal National
               Mortgage
               Association                  5.50%       12/1/34       1,660,844
     291,205   Federal National
               Mortgage
               Association                  5.00%        2/1/35         291,534
     998,301   Federal National
               Mortgage
               Association                  6.00%        5/1/35       1,023,822
     371,107   Federal National
               Mortgage
               Association                  6.00%        5/1/35         380,594
     500,000   Federal National
               Mortgage
               Association                  6.00%        6/1/35         512,891
       1,012   Government
               National
               Mortgage
               Association                  7.50%        7/1/23           1,091
      75,349   Government
               National
               Mortgage
               Association                  3.75%       9/20/24          76,522
     119,009   Government
               National
               Mortgage
               Association                  4.00%      10/17/29         117,785
      20,852   Government
               National
               Mortgage
               Association                  8.00%       7/15/30          22,509
     847,234   Government
               National
               Mortgage
               Association                  6.00%       7/15/34         874,427
-------------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities                             $16,828,530
-------------------------------------------------------------------------------
Mortgage Related - 6.5%
     585,000   Banc of America
               Commercial
               Mortgage                     4.65%       9/11/36         593,185
   1,000,000   Credit Suisse First
               Boston Mortgage
               Securities Corp.             5.00%       6/25/35       1,009,402
     998,207   Wells Fargo
               Mortgage Backed
               Securities                   4.99%       2/25/34       1,005,570
-------------------------------------------------------------------------------
Total Mortgage Related                                              $ 2,608,157
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

10

-------------------------
Touchstone Core Bond Fund
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

Sovereign Government Obligations - 1.3%
  Hungary - 0.5%
$    190,000   Republic of
               Hungary                      4.75%        2/3/15     $   193,300
-------------------------------------------------------------------------------
  Mexico - 0.8%
     305,000   United Mexican
               States                       6.38%       1/16/13         327,418
-------------------------------------------------------------------------------
Total Sovereign Government Obligations                              $   520,718
-------------------------------------------------------------------------------
U.S. Government Agency Obligations - 7.1%
   2,090,000   Federal Home
               Loan Bank
               Discount Note                0.00%        7/1/05       2,090,000
     780,000   Federal Home
               Loan Mortgage
               Corporation                  3.56%       4/25/08         773,115
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                            $ 2,863,115
-------------------------------------------------------------------------------
U.S. Treasury Obligations - 7.8%
     505,000   U.S. Treasury Bond           8.75%       5/15/20         757,303
     210,000   U.S. Treasury Bond           6.13%      11/15/27         265,207
     105,000   U.S. Treasury Bond           6.13%       8/15/29         134,068
      50,000   U.S. Treasury Bond           5.38%       2/15/31          59,000
     988,343   U.S. Treasury
               Inflation Index
               Note                         1.63%       1/15/15         984,752
     305,000   U.S. Treasury Note           2.00%       8/31/05         304,392
     625,000   U.S. Treasury Note           3.50%       5/31/07         623,096
-------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                     $ 3,127,818
-------------------------------------------------------------------------------

    Shares                                                              Value

Money Markets - 5.0%
   2,000,000   Merrill Lynch Premier
               Money Market - Institutional                         $ 2,000,000
-------------------------------------------------------------------------------
Total Investment Securities - 101.9%
(Cost $40,866,038)                                                  $41,081,490
Liabilities in Excess of Other Assets - (1.9%)                         (778,371)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $40,303,119
-------------------------------------------------------------------------------

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities were valued at $540,318 or 1.34% of net assets.


The accompanying notes are an integral part of the financial statements.

                                      ------------------------------------------
                                      Touchstone Eagle Capital Appreciation Fund
                                      ------------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

      Shares                                                           Value

Common Stocks - 90.4%
  Capital Goods - 11.7%
      14,850   Emerson Electric Co.                                 $   930,056
      27,100   Tyco International Ltd.                                  791,320
      20,800   United Technologies Corp.                              1,068,080
      32,400   Waste Management Inc.                                    918,216
-------------------------------------------------------------------------------
                                                                      3,707,672
-------------------------------------------------------------------------------
  Consumer Cyclicals - 8.9%
      26,600   Home Depot, Inc.                                       1,034,740
      11,700   Omnicom Group Inc.                                       934,362
      27,050   Viacom, Inc. - Class B                                   866,141
-------------------------------------------------------------------------------
                                                                      2,835,243
-------------------------------------------------------------------------------
  Consumer Staples - 20.2%
       9,600   Altria Group Inc.                                        620,736
      40,600   CVS Corp.                                              1,180,242
       9,900   Kimberly-Clark Corp.                                     619,641
      20,300   McDonald's Corp.                                         563,325
      38,900   Newell Rubbermaid Inc.                                   927,376
      15,700   The Coca-Cola Co.                                        655,475
      55,600   Time Warner, Inc.*                                       929,076
      18,900   Wal-Mart Stores, Inc.                                    910,980
-------------------------------------------------------------------------------
                                                                      6,406,851
-------------------------------------------------------------------------------
  Financials - 10.8%
      12,000   American Express Co.                                     638,760
      10,900   Bank of America Corp.                                    497,149
      14,400   Citigroup, Inc.                                          665,712
       8,500   Merrill Lynch & Co., Inc.                                467,585
      12,700   Wachovia Corp.                                           629,920
       8,600   Wells Fargo & Co.                                        529,588
-------------------------------------------------------------------------------
                                                                      3,428,714
-------------------------------------------------------------------------------
  Health Care - 14.1%
      27,500   Baxter International Inc.                            $ 1,020,250
      16,550   Guidant Corp.                                          1,113,815
      11,100   HCA Inc.                                                 629,037
      36,900   Pfizer Inc.                                            1,017,702
      15,400   Wyeth                                                    685,300
-------------------------------------------------------------------------------
                                                                      4,466,104
-------------------------------------------------------------------------------
  Technology - 22.9%
      13,400   Analog Devices, Inc.                                     499,954
      40,300   Applied Materials, Inc.*                                 652,054
      27,000   Cisco Systems, Inc.*                                     515,970
      30,000   Dell Inc.*                                             1,185,299
      19,300   International Game Technology                            543,295
      39,000   Microsoft Corp.                                          968,760
      36,950   Nokia Corp. - ADR                                        614,848
      82,500   Oracle Corp.*                                          1,089,000
           1   Taiwan Semiconductor Manufacturing Co. - ADR                  10
      47,900   Veritas Software Corp.*                                1,168,760
-------------------------------------------------------------------------------
                                                                      7,237,950
-------------------------------------------------------------------------------
  Transportation - 1.8%
       6,900   Fedex Corp.                                              558,969
-------------------------------------------------------------------------------
Total Common Stocks - 90.4%
(Cost $25,715,201)                                                  $28,641,503
Other Assets in Excess of Liabilities - 9.6%                          3,057,530
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $31,699,033
-------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

12

-------------------------------
Touchstone Emerging Growth Fund
-------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Common Stocks - 97.0%
  Advertising - 0.1%
       2,060   Interpublic Group of Companies, Inc. (The)*          $    25,091
-------------------------------------------------------------------------------
  Aerospace & Defense - 0.2%
         800   Alliant Techsystems*                                      56,480
-------------------------------------------------------------------------------
  Apparel - 0.3%
       1,950   Ann Taylor Stores Corp.*                                  47,346
       1,590   Jones Apparel Group                                       49,354
-------------------------------------------------------------------------------
                                                                         96,700
-------------------------------------------------------------------------------
  Banking - 2.5%
       2,200   North Fork Bancorporation                                 61,798
         725   People's Bank                                             21,924
         903   TD Banknorth, Inc.                                        26,909
       8,750   Zions Bancorporation                                     643,388
-------------------------------------------------------------------------------
                                                                        754,019
-------------------------------------------------------------------------------
  Biotechnology - 0.2%
       1,000   Charles River Laboratories International, Inc.*           48,250
-------------------------------------------------------------------------------
  Broadcasting - 0.1%
       1,250   Westwood One, Inc.                                        25,538
-------------------------------------------------------------------------------
  Commercial Services - 0.1%
         750   Anixter International, Inc.*                              27,878
-------------------------------------------------------------------------------
  Computer Software & Processing - 1.7%
      56,100   Siebel Systems, Inc.                                     499,290
       3,700   Unisys Corp.*                                             23,421
-------------------------------------------------------------------------------
                                                                        522,711
-------------------------------------------------------------------------------
  Computers & Information - 0.2%
         600   Lexmark International, Inc. - Class A*                    38,898
       1,050   Reynolds & Reynolds Company (The) - Class A               28,382
-------------------------------------------------------------------------------
                                                                         67,280
-------------------------------------------------------------------------------
  Consumer Discretionary - 3.6%
      12,800   Royal Caribbean Cruises, Ltd. +                          619,008
         600   Univision Communications Inc. - Class A* +                16,530
      11,500   Williams-Sonoma*                                         455,055
-------------------------------------------------------------------------------
                                                                      1,090,593
-------------------------------------------------------------------------------
  Consumer Discretionary - Apparel Retail - 2.9%
       4,800   Abercrombie & Fitch Co. - Class A                        329,760
      21,000   Foot Locker, Inc.                                        571,620
-------------------------------------------------------------------------------
                                                                        901,380
-------------------------------------------------------------------------------
  Consumer Discretionary - Automotive Retail - 1.9%
      19,300   O'Reilly Automotive, Inc.*                               575,333
-------------------------------------------------------------------------------
  Consumer Discretionary - Specialty Stores - 2.1%
      12,500   Weight Watchers International, Inc.* +                   645,125
-------------------------------------------------------------------------------
  Consumer Staples - 0.1%
         900   Cott Corp.* +                                             19,647
-------------------------------------------------------------------------------
  Electronics - 0.9%
       1,350   Arrow Electronics*                                        36,666
       4,210   Celestica*                                                56,414
         815   EMCOR Group*                                              39,854
       4,950   LSI Logic*                                                42,026
       1,690   Tektronix                                                 39,326
       5,450   Vishay Intertechnology*                                   64,691
-------------------------------------------------------------------------------
                                                                        278,977
-------------------------------------------------------------------------------
  Energy - 12.9%
       7,900   Amerada Hess Corp.                                       841,429
      11,600   Arch Coal +                                              631,852
       9,800   BJ Services                                              514,304
      19,700   Chesapeake Energy                                        449,160
      16,100   CONSOL Energy, Inc.                                      862,637
      15,800   Pioneer Natural Resources Company                        664,864
-------------------------------------------------------------------------------
                                                                      3,964,246
-------------------------------------------------------------------------------
  Financial Services - 3.7%
      32,400   CapitalSource Inc.* +                                    636,012
      12,300   Investors Financial Services                             465,186
         650   Piper Jaffray Companies, Inc.*                            19,780
-------------------------------------------------------------------------------
                                                                      1,120,978
-------------------------------------------------------------------------------
  Health Care - 14.9%
      12,200   Andrx Corp.*                                             247,782
      23,700   Celgene* +                                               966,249
      15,800   Community Health Systems*                                597,082
      11,600   Manor Care                                               460,868
      23,100   Omnicare, Inc.                                           980,133
      18,700   PacifiCare Health Systems, Inc.                        1,336,114
-------------------------------------------------------------------------------
                                                                      4,588,228
-------------------------------------------------------------------------------
  Health Care Equipment - 9.9%
      24,500   Cytyc Corp.*                                             540,470
      10,300   Dade Behring Holdings, Inc.                              669,602
       9,300   Fisher Scientific International, Inc.*                   603,569
         850   Hillenbrand Industries, Inc.                              42,968
      30,600   PerkinElmer                                              578,340
      21,950   Thermo Electron*                                         589,797
-------------------------------------------------------------------------------
                                                                      3,024,746
-------------------------------------------------------------------------------
  Health Care Providers - 0.1%
       1,000   Health Net*                                               38,160
-------------------------------------------------------------------------------
  Heavy Machinery - 0.7%
       1,450   Dover                                                     52,751
       1,625   Varian*                                                   61,409
         800   W.W. Grainger, Inc.                                       43,832
       1,150   York International                                        43,700
-------------------------------------------------------------------------------
                                                                        201,692
-------------------------------------------------------------------------------
  Home Building - 1.9%
       8,200   Centex Corp.                                             579,494
-------------------------------------------------------------------------------
  Home Furnishings - 0.1%
       1,250   Leggett & Platt                                           33,225
-------------------------------------------------------------------------------
  Industrials - 11.0%
      21,600   AMETEK, Inc.                                             903,959
      13,800   IDEX Corp.                                               532,818
      27,000   Monster Worldwide Inc.*                                  774,360
      20,900   Republic Services, Inc.                                  752,609
       5,900   Roper Industries, Inc.                                   421,083
-------------------------------------------------------------------------------
                                                                      3,384,829
-------------------------------------------------------------------------------
  Information Technology - 4.7%
      17,100   Alliance Data Systems Corp.*                             693,575
       8,700   CheckFree Corp.*                                         296,322
         550   Diebold, Inc.                                             24,811
      13,300   Lam Research*                                            384,902
         750   SPX Corp.                                                 34,485
-------------------------------------------------------------------------------
                                                                      1,434,095
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                 -------------------------------
                                                 Touchstone Emerging Growth Fund
                                                 -------------------------------

    Shares                                                              Value

Common Stocks - 97.0% - continued
  Information Technology -
  Communications Equipment - 3.6%
      41,300   Polycom, Inc.*                                       $   615,783
      14,800   Scientific-Atlanta, Inc.                                 492,396
-------------------------------------------------------------------------------
                                                                      1,108,179
-------------------------------------------------------------------------------
  Information Technology - Consulting - 4.1%
      10,600   CACI International, Inc. - Class A*                      669,495
      22,300   Satyam Computer Services Ltd. - ADR                      579,800
-------------------------------------------------------------------------------
                                                                      1,249,295
-------------------------------------------------------------------------------
  Information Technology - Systems Software - 1.6%
      18,400   McAfee, Inc.*                                            481,712
-------------------------------------------------------------------------------
  Insurance - 0.5%
       1,150   Arthur J. Gallagher & Company                             31,200
       1,840   Assurant, Inc.                                            66,424
       1,600   Old Republic International Corp.                          40,464
-------------------------------------------------------------------------------
                                                                        138,088
-------------------------------------------------------------------------------
  Materials - 1.5%
       7,200   Monsanto Company                                         452,664
-------------------------------------------------------------------------------
  Media - Broadcasting & Publishing - 0.3%
       3,650   Andrew Corporation*                                       46,574
       1,000   Cox Radio, Inc. - Class A*                                15,750
         500   Entercom Communications Corp.*                            16,645
-------------------------------------------------------------------------------
                                                                         78,969
-------------------------------------------------------------------------------
  Medical Supplies - 0.5%
         700   Beckman Coulter, Inc.                                     44,499
       1,200   Edwards Lifesciences Corp.*                               51,624
       4,800   Teradyne*                                                 57,456
-------------------------------------------------------------------------------
                                                                        153,579
-------------------------------------------------------------------------------
  Oil & Gas - 2.1%
         550   Cooper Cameron*                                           34,128
         650   Ensco International                                       23,238
       9,400   Smith International, Inc.                                598,779
-------------------------------------------------------------------------------
                                                                        656,145
-------------------------------------------------------------------------------
  Pharmaceuticals - 1.1%
         350   Barr Pharmaceuticals, Inc.*                               17,059
      10,800   Medicines Company (The)*                                 252,612
       1,050   Par Pharmaceutical Companies, Inc.*                       33,401
       2,300   Valeant Pharmaceuticals International                     40,549
-------------------------------------------------------------------------------
                                                                        343,621
-------------------------------------------------------------------------------
  Restaurants - 0.1%
       1,220   Darden Restaurants, Inc.                                  40,236
-------------------------------------------------------------------------------
  Retailers - 1.0%
         750   Federated Department Stores, Inc. +                       54,960
       1,800   May Department Stores Company                             72,288
       1,695   OfficeMax, Inc.                                           50,460
       1,200   Talbots                                                   38,964
       2,000   Tiffany & Co.                                             65,520
       1,350   TJX Companies, Inc. (The)                                 32,873
-------------------------------------------------------------------------------
                                                                        315,065
-------------------------------------------------------------------------------
  Semi-Conductors - 3.8%
       4,200   Cypress Semiconductor Corp.* +                            52,878
       1,800   Freescale Semiconductor, Inc. - Class B*                  38,124
       1,750   Intersil Corp. - Class A +                                32,848
      26,225   National Semiconductor Corp.                             577,736
       2,350   Novellus Systems, Inc.*                                   58,069
      24,100   Semtech Corp.*                                           401,265
-------------------------------------------------------------------------------
                                                                      1,160,920
-------------------------------------------------------------------------------
Total Common Stocks                                                 $29,683,168
-------------------------------------------------------------------------------
Investment Funds - 10.2%
   3,109,798   BBH Securities Lending Fund **                       $ 3,109,798
-------------------------------------------------------------------------------
Total Investment Securities - 107.2%
(Cost $28,246,042)                                                  $32,792,966
Liabilities in Excess of Other Assets - (7.2%)                       (2,207,277)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $30,585,689
-------------------------------------------------------------------------------

* Non-income producing security.
** Represents collateral for securities loaned.
+ All or a portion of the security is on loan.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

14

------------------------------------
Touchstone Enhanced Dividend 30 Fund
------------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Common Stocks - 98.1%
  Aerospace & Defense - 5.8%
      14,150   Boeing                                               $   933,900
      14,150   Honeywell International                                  518,315
-------------------------------------------------------------------------------
                                                                      1,452,215
-------------------------------------------------------------------------------
  Automobiles - 9.1%
      67,400   General Motors Corporation +                           2,291,599
-------------------------------------------------------------------------------
  Banking - 2.6%
      14,150   Citigroup                                                654,155
-------------------------------------------------------------------------------
  Beverages, Food & Tobacco - 7.6%
      14,150   Altria Group                                             914,938
      14,150   Coca-Cola                                                590,763
      14,150   McDonald's                                               392,663
-------------------------------------------------------------------------------
                                                                      1,898,364
-------------------------------------------------------------------------------
  Chemicals - 2.4%
      14,150   Du Pont (E.I.) De Nemours                                608,592
-------------------------------------------------------------------------------
  Computer Software & Processing - 1.4%
      14,150   Microsoft                                                351,486
-------------------------------------------------------------------------------
  Computers & Information - 5.5%
      14,150   Hewlett-Packard                                          332,667
      14,150   International Business Machines                        1,049,930
-------------------------------------------------------------------------------
                                                                      1,382,597
-------------------------------------------------------------------------------
  Electronics - 1.5%
      14,150   Intel                                                    368,749
-------------------------------------------------------------------------------
  Entertainment & Leisure - 1.4%
      14,150   Walt Disney Company (The)                                356,297
-------------------------------------------------------------------------------
  Financial Services - 5.0%
      14,150   American Express                                         753,205
      14,150   J.P. Morgan Chase & Co.                                  499,778
-------------------------------------------------------------------------------
                                                                      1,252,983
-------------------------------------------------------------------------------
  Fire, Marine, & Casualty Insurance - 3.3%
      14,150   American International Group                             822,115
-------------------------------------------------------------------------------
  Household Products - 3.0%
      14,150   Procter & Gamble Co.                                     746,413
-------------------------------------------------------------------------------
  Industrial - Diversified - 15.9%
      14,150   Alcoa, Inc.                                              369,740
      14,150   Caterpiller, Inc.                                      1,348,636
      14,150   General Electric                                         490,298
      14,150   Minnesota Mining & Manufacturing (3M)                  1,023,044
      14,150   United Technologies                                      726,602
-------------------------------------------------------------------------------
                                                                      3,958,320
-------------------------------------------------------------------------------
  Medical Supplies - 3.7%
      14,150   Johnson & Johnson                                        919,750
-------------------------------------------------------------------------------
  Oil & Gas - 3.2%
      14,150   Exxon Mobil                                              813,201
-------------------------------------------------------------------------------
  Pharmaceuticals - 10.8%
      75,500   Merck                                                  2,325,399
      14,150   Pfizer                                                   390,257
-------------------------------------------------------------------------------
                                                                      2,715,656
-------------------------------------------------------------------------------
  Retailers - 4.9%
      14,150   Home Depot                                               550,435
      14,150   Wal-Mart Stores, Inc.                                    682,030
-------------------------------------------------------------------------------
                                                                      1,232,465
-------------------------------------------------------------------------------
  Telephone Systems - 11.0%
      95,600   SBC Communications                                     2,270,499
      14,150   Verizon Communications                                   488,883
-------------------------------------------------------------------------------
                                                                      2,759,382
-------------------------------------------------------------------------------
Total Common Stocks                                                 $24,584,339
-------------------------------------------------------------------------------
Investment Funds - 9.0%
   2,244,340   BBH Securities Lending Fund **                       $ 2,244,340
-------------------------------------------------------------------------------
Total Investment Securities - 107.1%
(Cost $26,941,472)                                                  $26,828,679
Liabilities in Excess of Other Assets - (7.1%)                       (1,779,238)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $25,049,441
-------------------------------------------------------------------------------

**    Represents collateral for securities loaned.
+     All or a portion of the security is on loan.


The accompanying notes are an integral part of the financial statements.

                                                 -------------------------------
                                                 Touchstone Growth & Income Fund
                                                 -------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Common Stocks - 96.8%
  Aerospace & Defense - 3.9%
      20,100   Honeywell International                              $   736,263
       5,400   Textron                                                  409,590
-------------------------------------------------------------------------------
                                                                      1,145,853
-------------------------------------------------------------------------------
  Banking - 15.1%
      19,100   AmSouth Bancorp                                          496,600
      16,754   Bank of America                                          764,150
       7,900   BB&T                                                     315,763
      19,000   Citigroup                                                878,370
       4,800   SunTrust Banks                                           346,752
      14,800   U.S. Bancorp                                             432,160
      12,300   Wachovia                                                 610,080
       9,000   Wells Fargo                                              554,220
-------------------------------------------------------------------------------
                                                                      4,398,095
-------------------------------------------------------------------------------
  Beverages, Food & Tobacco - 2.9%
      10,600   General Mills                                            495,974
       5,600   Unilever NV                                              363,048
-------------------------------------------------------------------------------
                                                                        859,022
-------------------------------------------------------------------------------
  Business Equipment & Services - 0.5%
       3,700   Pitney-Bowes                                             161,135
-------------------------------------------------------------------------------
  Chemicals - 2.6%
       5,200   Air Products & Chemicals                                 313,560
       8,600   Avery Dennison                                           455,456
-------------------------------------------------------------------------------
                                                                        769,016
-------------------------------------------------------------------------------
  Computer Software & Processing - 1.7%
      20,000   Microsoft                                                496,800
-------------------------------------------------------------------------------
  Computers & Information - 8.4%
      15,500   Automatic Data Processing                                650,535
      15,500   Cisco Systems*                                           296,205
       7,900   First Data Corp.                                         317,106
      27,297   Hewlett-Packard                                          641,752
       7,700   International Business Machines                          571,340
-------------------------------------------------------------------------------
                                                                      2,476,938
-------------------------------------------------------------------------------
  Electrical Equipment - 1.2%
       5,600   Emerson Electric                                         350,728
-------------------------------------------------------------------------------
  Electronics - 6.3%
      29,400   Applied Materials                                        475,692
      33,600   Intel                                                    875,616
      18,200   Texas Instruments, Inc.                                  510,874
-------------------------------------------------------------------------------
                                                                      1,862,182
-------------------------------------------------------------------------------
  Financial Services - 8.3%
       3,200   Bear Stearns Companies                                   332,608
       6,900   Freddie Mac                                              450,087
      24,400   J.P. Morgan Chase                                        861,808
      10,300   Merrill Lynch & Co.                                      566,603
       4,300   PNC Financial Services Group                             234,178
-------------------------------------------------------------------------------
                                                                      2,445,284
-------------------------------------------------------------------------------
  Forest Products & Paper - 2.6%
       7,900   Kimberly-Clark                                           494,461
       9,800   Sonoco Products                                          259,700
-------------------------------------------------------------------------------
                                                                        754,161
-------------------------------------------------------------------------------
  Industrial - 2.5%
      21,500   General Electric                                         744,975
-------------------------------------------------------------------------------
  Insurance - 3.2%
       4,200   Allstate                                                 250,950
       8,200   American International Group                             476,420
       4,800   Lincoln National Corp.                                   225,216
-------------------------------------------------------------------------------
                                                                        952,586
-------------------------------------------------------------------------------
  Medical Supplies - 3.1%
      16,700   Baxter International, Inc.                               619,570
       4,600   Johnson & Johnson                                        299,000
-------------------------------------------------------------------------------
                                                                        918,570
-------------------------------------------------------------------------------
  Metals - 0.5%
       5,600   Alcoa                                                    146,328
-------------------------------------------------------------------------------
  Oil & Gas - 14.9%
      10,000   BP Amoco Plc - ADR                                       623,800
      18,200   Chevron Texaco                                         1,017,744
      26,142   Exxon Mobil                                            1,502,381
      12,700   Halliburton Co.                                          607,314
       9,100   Royal Dutch Petroleum                                    590,590
-------------------------------------------------------------------------------
                                                                      4,341,829
-------------------------------------------------------------------------------
  Pharmaceuticals - 6.7%
       8,500   Abbott Laboratories                                      416,585
      25,500   Bristol-Myers Squibb                                     636,990
      13,100   Pfizer                                                   361,298
      12,300   Wyeth                                                    547,350
-------------------------------------------------------------------------------
                                                                      1,962,223
-------------------------------------------------------------------------------
  Retailers - 6.9%
      19,000   Family Dollar Stores                                     495,900
      22,000   Gap, Inc. (The)                                          434,500
       9,500   Lowe's Companies, Inc.                                   553,090
      13,200   RadioShack Corp.                                         305,844
       9,300   TJX Companies, Inc. (The)                                226,455
-------------------------------------------------------------------------------
                                                                      2,015,789
-------------------------------------------------------------------------------
  Telephone Systems - 4.1%
      46,900   Nokia Oyj - ADR                                          780,416
       7,100   SBC Communications                                       168,625
       7,700   Verizon Communications                                   266,035
-------------------------------------------------------------------------------
                                                                      1,215,076
-------------------------------------------------------------------------------
  Utilities - 1.4%
       9,100   Progress Energy, Inc.                                    411,684
-------------------------------------------------------------------------------
Total Common Stocks - 96.8%
(Cost $26,108,466)                                                  $28,428,274
Other Assets in Excess of Liabilities - 3.2%                            927,147
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $29,355,421
-------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.


The accompanying notes are an integral part of the financial statements.

16

--------------------------
Touchstone High Yield Fund
--------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

Corporate Bonds - 91.9%
  Airlines - 1.1%
$    434,775   American Airlines            9.71%        1/2/07     $   407,614
-------------------------------------------------------------------------------
  Automotive - 3.8%
     300,000   Ford Motor
               Credit Co.                   7.00%       10/1/13         287,844
     257,000   General Motors
               Acceptance Corp.             6.88%       9/15/11         237,234
     257,000   General Motors
               Acceptance Corp.             8.00%       11/1/31         229,332
     150,000   Navistar
               International                7.50%       6/15/11         153,000
     250,000   Navistar
               International, 144A          6.25%        3/1/12         241,250
     260,000   TRW Automotive              11.00%       2/15/13         298,999
-------------------------------------------------------------------------------
                                                                      1,447,659
-------------------------------------------------------------------------------
  Beverages - 1.5%
     500,000   Cia Brasileira
               de Bebidas                   8.75%       9/15/13         578,125
-------------------------------------------------------------------------------
  Building Products - 2.1%
     500,000   Texas
               Industries, Inc.            10.25%       6/15/11         579,375
     120,000   Texas
               Industries, Inc., 144A       7.25%       7/15/13         123,000
     125,000   U.S. Concrete                8.38%        4/1/14         117,500
-------------------------------------------------------------------------------
                                                                        819,875
-------------------------------------------------------------------------------
  Chemicals - 3.4%
     350,000   Equistar Chemical
               Funding                     10.13%        9/1/08         378,875
     200,000   MacDermid                    9.13%       7/15/11         215,500
     500,000   Nalco                        7.75%      11/15/11         532,500
     150,000   Polyone Corp.               10.63%       5/15/10         158,625
-------------------------------------------------------------------------------
                                                                      1,285,500
-------------------------------------------------------------------------------
  Coal - 2.7%
     500,000   Foundation PA
               Coal Co.                     7.25%        8/1/14         525,000
     500,000   Massey Energy                6.63%      11/15/10         515,000
-------------------------------------------------------------------------------
                                                                      1,040,000
-------------------------------------------------------------------------------
  Commercial Services - 1.8%
     150,000   Allied Waste
               NA, 144A                     7.25%       3/15/15         145,125
     500,000   Mail Well Corp.              9.63%       3/15/12         540,000
-------------------------------------------------------------------------------
                                                                        685,125
-------------------------------------------------------------------------------
  Consumer - 2.5%
     500,000   Bombardier
               Recreational                 8.38%      12/15/13         532,500
     180,000   Rayovac Corp.                8.50%       10/1/13         188,100
     250,000   Rayovac Corp.,
               144A                         7.38%        2/1/15         241,875
-------------------------------------------------------------------------------
                                                                        962,475
-------------------------------------------------------------------------------
  Electric Utilities - 7.3%
     400,000   AES Corp., 144A              9.00%       5/15/15         449,000
     400,000   Alliant Energy
               Resources                    9.75%       1/15/13         521,265
     300,000   Ava Capital Trust III        6.50%        4/1/34         307,718
     200,000   Avista Corp.                 9.75%        6/1/08         225,829
     287,000   CMS Energy                   6.30%        2/1/12         288,435
     140,000   Nevada Power
               Co., 144A                    5.88%       1/15/15         140,700
     117,000   NRG Energy, 144A             8.00%      12/15/13         123,435
     250,000   Reliant Resources            9.50%       7/15/13         277,500
     231,000   Texas Genco
               LLC, 144A                    6.88%      12/15/14         243,128
     196,300   Tiete Certificates
               Grantor Trust,
               144A (a)                    11.50%       4/15/16         199,244
-------------------------------------------------------------------------------
                                                                      2,776,254
-------------------------------------------------------------------------------
  Electronic Components - 1.3%
     500,000   Communications
               & Power Industry             8.00%        2/1/12         502,500
-------------------------------------------------------------------------------
  Food Processors - 0.5%
     200,000   Chiquita Brands
               International                7.50%       11/1/14         186,000
-------------------------------------------------------------------------------
  Forest Products & Paper - 1.4%
     250,000   Georgia-Pacific              7.70%       6/15/15         285,000
     250,000   Stone Container              9.75%        2/1/11         264,375
-------------------------------------------------------------------------------
                                                                        549,375
-------------------------------------------------------------------------------
  Funeral Services - 2.9%
     500,000   Service Corp.
               International                6.75%        4/1/16         511,250
     263,000   Service Corp.
               International, 144A          7.00%       6/15/17         270,233
     350,000   Stewart Enterprises,
               144A                         6.25%       2/15/13         346,500
-------------------------------------------------------------------------------
                                                                      1,127,983
-------------------------------------------------------------------------------
  Health Care Providers - 8.9%
     250,000   Chemed Corp.                 8.75%       2/24/11         270,625
      47,000   Davita, Inc., 144A           6.63%       3/15/13          48,528
      63,000   Davita, Inc., 144A           7.25%       3/15/15          64,733
     234,000   HCA, Inc.                    6.30%       10/1/12         240,197
     260,000   HCA, Inc.                    5.75%       3/15/14         258,852
     500,000   Iasis Healthcare             8.75%       6/15/14         542,499
     134,000   Manor Care                   8.00%        3/1/08         145,313
     111,000   NDC Health
               Corp.                       10.50%       12/1/12         117,938
     500,000   Rotech Healthcare            9.50%        4/1/12         535,000
     500,000   Tenet Healthcare             6.38%       12/1/11         476,250
     630,000   U.S. Oncology                9.00%       8/15/12         674,099
-------------------------------------------------------------------------------
                                                                      3,374,034
-------------------------------------------------------------------------------
  Heavy Machinery - 4.1%
     400,000   Briggs & Stratton            8.88%       3/15/11         457,000
     500,000   Case New
               Holland, 144A                9.25%        8/1/11         525,000
     554,000   Dresser-Rand
               Group, Inc., 144A            7.38%       11/1/14         576,160
-------------------------------------------------------------------------------
                                                                      1,558,160
-------------------------------------------------------------------------------
  Homefurnishings - 0.8%
     316,000   Interface                    7.30%        4/1/08         322,320
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

Corporate Bonds - 91.9% - continued
  Housing - 6.2%
$    500,000   Champion
               Enterprises                  7.63%       5/15/09     $   500,000
     460,000   K Hovnanian
               Enterprises                  6.25%       1/15/15         454,250
     250,000   KB Homes                     9.50%       2/15/11         267,375
     400,000   M/I Homes, Inc.,
               144A                         6.88%        4/1/12         388,000
     250,000   Meritage Homes
               Corp.                        6.25%       3/15/15         232,500
     500,000   WCI
               Communities, Inc.           10.63%       2/15/11         540,000
-------------------------------------------------------------------------------
                                                                      2,382,125
-------------------------------------------------------------------------------
  Industrial - 2.1%
      75,000   Airgas                       6.25%       7/15/14          75,938
     250,000   International
               Steel Group                  6.50%       4/15/14         240,000
     500,000   United Rentals
               NA, Inc.                     6.50%       2/15/12         491,875
-------------------------------------------------------------------------------
                                                                        807,813
-------------------------------------------------------------------------------
  Lodging - 1.4%
      10,000   Resorts
               International
               Hotel/Casino                11.50%       3/15/09          11,388
     500,000   Station Casinos              6.50%        2/1/14         510,000
-------------------------------------------------------------------------------
                                                                        521,388
-------------------------------------------------------------------------------
  Manufacturing - 0.5%
     200,000   Trinity
               Industries, Inc.             6.50%       3/15/14         199,000
-------------------------------------------------------------------------------
  Media - Broadcasting & Publishing - 4.5%
     500,000   Block
               Communications               9.25%       4/15/09         532,500
     400,000   Corus
               Entertainment, Inc.          8.75%        3/1/12         429,000
     250,000   Susquehanna Media            7.38%       4/15/13         261,250
     500,000   Videotron Ltee               6.88%       1/15/14         508,750
-------------------------------------------------------------------------------
                                                                      1,731,500
-------------------------------------------------------------------------------
  Metals - 5.2%
     380,000   Chaparral Steel
               Co., 144A                   10.00%       7/15/13         381,900
     500,000   Freeport-McMoran
               C&G                         10.13%        2/1/10         556,250
     500,000   IPSCO                        8.75%        6/1/13         558,125
     200,000   Newmont Mining               8.63%       5/15/11         239,421
     250,000   Novelis, Inc., 144A          7.25%       2/15/15         250,938
-------------------------------------------------------------------------------
                                                                      1,986,634
-------------------------------------------------------------------------------
  Oil & Gas - 8.7%
     250,000   Bluewater
               Finance Ltd.                10.25%       2/15/12         267,500
     500,000   Chesapeake
               Energy Corp.                 6.88%       1/15/16         521,250
     161,000   Glencore Funding
               LLC, 144A                    6.00%       4/15/14         154,382
     100,000   Holly Energy
               Partners LP, 144A            6.25%        3/1/15          97,500
     660,000   Husky Oil                    8.90%       8/15/28         729,836
     100,000   Lone Star Tech,
               Series B                     9.00%        6/1/11         105,125
     381,000   Paramount
               Resources, Ltd.              8.50%       1/31/13         381,000
     250,000   Petrobras
               International
               Finance                      7.75%       9/15/14         262,500
     250,000   Transmontaigne               9.13%        6/1/10         260,000
     500,000   United Refining Co.         10.50%       8/15/12         513,750
-------------------------------------------------------------------------------
                                                                      3,292,843
-------------------------------------------------------------------------------
  Paper & Packaging - 1.9%
     100,000   Alltrista Corp.              9.75%        5/1/12         105,375
      75,000   Constar
               International, 144A          6.64%       2/15/12          71,625
     530,000   Owens-Brockway
               Glass Containers             6.75%       12/1/14         535,963
-------------------------------------------------------------------------------
                                                                        712,963
-------------------------------------------------------------------------------
  Pharmaceuticals - 1.2%
     488,000   Alpharma, 144A               8.63%        5/1/11         477,020
-------------------------------------------------------------------------------
  Publishing - 2.8%
     500,000   Houghton Mifflin             8.25%        2/1/11         518,750
     500,000   RH Donnelley
               Finance Corp., 144A          8.88%      12/15/10         546,250
-------------------------------------------------------------------------------
                                                                      1,065,000
-------------------------------------------------------------------------------
  Real Estate - 0.4%
     158,000   Ventas Realty
               LP, 144A                     7.13%        6/1/15         164,320
-------------------------------------------------------------------------------
  Retail - 1.9%
     503,000   Asbury Automotive
               Group                        8.00%       3/15/14         485,395
     250,000   CSK Auto                     7.00%       1/15/14         238,750
-------------------------------------------------------------------------------
                                                                        724,145
-------------------------------------------------------------------------------
  Telecommunications - 4.6%
     500,000   Broadwing                    7.25%       6/15/23         472,500
     500,000   Qwest Corp.,
               144A                         7.88%        9/1/11         521,250
     400,000   Rogers
               Wireless, Inc.               7.25%      12/15/12         432,000
     343,000   Rogers
               Wireless, Inc.               6.38%        3/1/14         349,003
     500,000   Williams Comm.
               Group, Inc. * (a)            0.00%       10/1/09               0
-------------------------------------------------------------------------------
                                                                      1,774,753
-------------------------------------------------------------------------------
  Textiles - 1.3%
     500,000   Broder Brothers             11.25%      10/15/10         505,000
-------------------------------------------------------------------------------
  Transportation - 3.1%
      78,000   CHC Helicopter
               Corp.                        7.38%        5/1/14          77,805
     219,000   CHC Helicopter
               Corp., 144A                  7.38%        5/1/14         218,453
     200,000   Laidlaw
               International               10.75%       6/15/11         234,336
     350,000   Overseas Shipping
               Group                        8.75%       12/1/13         399,437
     250,000   Stena AB                     9.63%       12/1/12         272,500
-------------------------------------------------------------------------------
                                                                      1,202,531
-------------------------------------------------------------------------------
Total Corporate Bonds                                               $35,170,034
-------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

18

--------------------------
Touchstone High Yield Fund
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

U.S. Government Agency Obligations - 3.7%
$  1,423,000   Federal Home
               Loan Bank
               Discount Note                0.00%        7/1/05     $ 1,423,000
-------------------------------------------------------------------------------

    Shares                                                              Value

Preferred Stocks - 0.0%
  Telecommunications - 0.0%
           1   McLeodusa, Series A                                  $         0
-------------------------------------------------------------------------------
Money Markets - 3.9%
   1,500,000   Merrill Lynch Premier Money Market                   $ 1,500,000
-------------------------------------------------------------------------------
Total Investment Securities - 99.5%
(Cost $36,620,199)                                                  $38,093,034
Other Assets in Excess of Liabilities- 0.5%                             185,422
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $38,278,456
-------------------------------------------------------------------------------

*       Non-income producing security.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities were valued at $7,009,549 or 18.31% of net assets.

(a) Security valued at fair value - see Note 1 to the financial statements. At June 30, 2005, fair valued securities represented 0.52% of net assets.


The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

Commercial Paper - 9.8%
$    809,000   UBS Finance                  3.35%        7/1/05     $   809,000
   2,600,000   Windmill Funding             3.39%        7/1/05       2,600,000
   3,400,000   Cooperative
               Association Tractor
               Dealers                      3.40%        7/1/05       3,400,000
-------------------------------------------------------------------------------
Total Commercial Paper                                              $ 6,809,000
-------------------------------------------------------------------------------
Corporate Bonds - 14.4%
     102,000   Merrill Lynch
               & Co.                        6.00%       7/15/05         102,145
     175,000   First Union Corp.            6.63%       7/15/05         175,295
   1,000,000   Bank One Corp.               7.00%       7/15/05       1,001,397
     400,000   First Security Corp.         7.00%       7/15/05         400,710
     500,000   JPMorgan Chase
               & Co.                        6.50%        8/1/05         501,730
     543,000   Chubb Corp.                  6.15%       8/15/05         545,192
     190,000   First Union Corp.            7.55%       8/18/05         191,025
     341,000   SunAmerica, Inc.             7.34%       8/30/05         343,118
     100,000   Associates
               Corp. NA                     6.70%        9/1/05         100,552
     200,000   Citicorp                     7.13%        9/1/05         201,235
     400,000   Citigroup, Inc.              6.63%       9/15/05         402,508
     225,000   First Union Corp.            6.88%       9/15/05         227,034
     500,000   Merrill Lynch & Co.          7.08%       10/3/05         504,420
     100,000   Alabama Power Co.            5.49%       11/1/05         100,953
     125,000   JPMorgan
               Chase & Co.                  6.00%       11/1/05         125,970
     285,000   Associates
               Corp. NA                     6.38%      11/15/05         287,873
     300,000   Georgia Power Co.            5.50%       12/1/05         302,198
     100,000   Norwest Corp.                6.20%       12/1/05         101,078
     505,000   Citigroup, Inc.              6.75%       12/1/05         511,525
     665,000   Florida Power
               & Light                      6.88%       12/1/05         673,812
   1,015,000   JPMorgan
               Chase & Co.                  6.25%      12/15/05       1,026,621
     410,000   Citicorp                     6.38%       1/15/06         416,347
     400,000   Merrill Lynch & Co.          6.15%       1/26/06         405,919
     100,000   Merrill Lynch & Co.          2.94%       1/30/06          99,480
     420,000   Georgia Power Co.            6.20%        2/1/06         427,114
     100,000   Bank One Corp.               6.50%        2/1/06         101,564
     310,000   National Rural
               Utilities                    3.00%       2/15/06         308,464
     116,000   Bear Stearns
               Co., Inc.                    3.00%       3/30/06         115,371
     250,000   Wells Fargo & Co.            6.88%        4/1/06         255,679
-------------------------------------------------------------------------------
Total Corporate Bonds                                               $ 9,956,329
-------------------------------------------------------------------------------
Taxable Municipal Bonds - 7.3%
     592,000   Darke Co OH
               GO BANS                      3.39%       7/13/05         592,075
     270,000   Connecticut
               St Dev Auth Ser C            2.35%       8/15/05         270,000
     670,000   Michigan Pub Ed
               Facs Auth Rev                2.07%        9/1/05         669,999
     350,000   Gateway Econ
               Dev Corp
               Cleveland OH
               Stadium Rev                  2.45%       9/15/05         350,000
     335,000   Connecticut St
               Dev Auth Ser B               2.37%      10/15/05         335,000
     210,000   Cleveland OH
               Econ & Cmnty Dev
               Rev (Core City Fd)           2.70%       12/1/05         209,982
     255,000   Chicago IL GO                2.56%        1/1/06         253,723
     500,000   Minneapolis &
               St. Paul MN
               (Metro Airport)              6.25%        1/1/06         507,496
   1,495,000   Energy Acquisition
               Corp II OH                   3.87%       2/15/06       1,494,999
     350,000   Darke Co
               OH BANS                      5.00%       7/11/06         351,670
-------------------------------------------------------------------------------
Total Taxable Municipal Bonds                                       $ 5,034,944
-------------------------------------------------------------------------------
Variable Rate Demand Notes* - 68.7%
   1,070,000   Community
               Christian
               School Inc                   3.40%        7/1/05       1,070,000
     545,000   Diaz-Upton LLC               3.40%        7/1/05         545,000
   1,325,000   Green Valley
               Baptist Church
               (Birmingham AL)              3.40%        7/1/05       1,325,000
     810,000   Melrose Supply
               Sales Corp                   3.52%        7/1/05         810,000
   1,000,000   Haas Door Co
               & Nofziger Doors
               Intl Inc                     3.39%        7/6/05       1,000,000
     400,000   Brevard Co
               FL HFA MFH
               (Wickham Club)
               Ser B                        3.42%        7/6/05         400,000
     250,000   Chattanooga TN
               Hlth Ed MFH
               (Windridge)                  3.42%        7/6/05         250,000
     235,000   Florida HFC MFH
               (Arlington)                  3.42%        7/6/05         235,000
   1,345,000   Florida HFC MFH
               (Heritage) Ser I-2           3.42%        7/6/05       1,345,000
     475,000   Greenville SC
               Mem Aud
               (Bi-Lo Ctr)                  3.42%        7/6/05         475,000
      70,000   St Johns Co
               FL HFA (Ponce
               Harbor Apts)                 3.42%        7/6/05          70,000
     480,000   Volusia Co
               FL HFA MFH
               (Sunrise Pointe)             3.42%        7/6/05         480,000
     150,000   CA PCR Solid
               Waste (Escondido
               Disp Inc) Ser B              3.54%        7/6/05         150,000
   1,000,000   WA St HFC MFH
               (Auburn Meadows)
               Ser B                        3.29%        7/7/05       1,000,000
   2,450,000   Long Beach CA Rev
               (Towne Ctr Site)             3.32%        7/7/05       2,450,000

The accompanying notes are an integral part of the financial statements.

20

----------------------------
Touchstone Money Market Fund
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

  Principal                              Interest      Maturity
   Amount                                  Rate          Date          Value

Variable Rate Demand Notes* - 68.7%  - continued
$    320,000   Schenectady NY
               IDA Rev (JMR Dev
               Co Project)                  3.35%        7/7/05     $   320,000
   2,195,000   Taylor Steel Inc             3.35%        7/7/05       2,195,000
     500,000   Vista Funding
               Ser 01-B                     3.36%        7/7/05         500,000
   1,740,000   Wai Enterprises
               LLC Ser 2004                 3.36%        7/7/05       1,740,000
   2,305,000   Corp Finance
               Managers                     3.37%        7/7/05       2,305,000
     580,000   Lake Oswego
               OR Redev Agy
               Tax Increment
               Rev Ser B                    3.37%        7/7/05         580,000
   2,085,000   Westgate
               Investment Fund
               Ser 2005                     3.37%        7/7/05       2,085,000
   1,000,000   Albany NY IDA
               (Albany Med Ctr)
               Ser B                        3.38%        7/7/05       1,000,000
     355,000   CA Statewide
               Com Dev MFH
               (Sunrise Fresno)             3.40%        7/7/05         355,000
   1,000,000   MI St Strat Fd
               Rev Ser B
               (Mot LLC)                    3.40%        7/7/05       1,000,000
   1,000,000   American Natl
               Fish & Wildlife
               Museum                       3.41%        7/7/05       1,000,000
   1,000,000   Atlanta GA Urban
               Res MFH (Auburn
               Glenn) Ser B                 3.41%        7/7/05       1,000,000
     985,000   Wilmington Iron
               & Metal                      3.41%        7/7/05         985,000
     250,000   Florida HFC MFH
               (Avalon Reserve)             3.42%        7/7/05         250,000
     565,000   Bee-Holdings Inc             3.44%        7/7/05         565,000
   1,650,000   Goodwill Industries
               Miami Valley OH
               Project                      3.44%        7/7/05       1,650,000
   1,490,000   Keltec Inc                   3.44%        7/7/05       1,490,000
     145,000   LA Local Govt
               Environment CDA
               (Northwestern
               St Univ)                     3.44%        7/7/05         145,000
   1,000,000   P&P Investment
               Co Inc                       3.44%        7/7/05       1,000,000
     137,000   PME Properties LLC           3.44%        7/7/05         137,000
      85,000   Genesee Co MI GO             3.45%        7/7/05          85,000
     700,000   IL Fin Auth
               (Sunshine Thru Golf)         3.46%        7/7/05         700,000
     215,000   Suffolk Co NY IDA
               (Hampton Day
               School)                      3.46%        7/7/05         215,000
     700,000   Assk Properties LLC          3.47%        7/7/05         700,000
     740,000   Aurora IL IDA Rev
               Ser B                        3.49%        7/7/05         740,000
   1,070,000   Aurora Kane &
               Du Page Co IL IDR
               (A&B Hldgs)                  3.49%        7/7/05       1,070,000
     375,000   CWB
               Investments LLC              3.49%        7/7/05         375,000
     367,000   Fitch Denney
               Funeral Home Inc             3.49%        7/7/05         367,000
     400,000   Miklin
               Enterprises Inc              3.49%        7/7/05         400,000
   2,000,000   Mountain
               Agency Inc                   3.49%        7/7/05       2,000,000
   1,145,000   Mountain State
               Univ Inc WV Rev              3.49%        7/7/05       1,145,000
      40,000   New Jersey EDA
               (Mercer Co)
               Ser D-2                      3.49%        7/7/05          40,000
     900,000   VP Pack LLC                  3.49%        7/7/05         900,000
     293,000   Campus Research
               Corp Ser B                   3.52%        7/7/05         293,000
     100,000   IL Dev Fin Auth
               IDR (Technifast Inds)
               Ser B                        3.54%        7/7/05         100,000
   2,460,000   Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)           3.54%        7/7/05       2,460,000
     400,000   Cunat Capital
               Corp Ser 99-B                3.58%        7/7/05         400,000
   1,000,000   Rev Bd Ctf Ser
               2004-12
               (Timber Lake)                3.80%        7/7/05       1,000,000
   2,000,000   Cl B Rev Bd
               Ctfs Ser 2004-2              3.84%        7/7/05       2,000,000
     635,000   Rev Bd Ctf Ser
               2004-15
               (Centennial)                 3.84%        7/7/05         635,000
-------------------------------------------------------------------------------
Total Variable Rate Demand Notes *                                  $47,532,000
-------------------------------------------------------------------------------
Total Investment Securities - 100.2%
(Cost $69,332,273)                                                  $69,332,273
Liabilities in Excess of Other Assets - (0.2%)                         (165,712)
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $69,166,561
-------------------------------------------------------------------------------

* Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
EDA - Economic Development Authority
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing
PCR - Pollution Control Revenue

The accompanying notes are an integral part of the financial statements.

                                              ----------------------------------
                                              Touchstone Third Avenue Value Fund
                                              ----------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Common Stocks - 63.9%
  Automotive - 2.2%
      91,200   Superior Industries International, Inc.              $ 2,161,440
-------------------------------------------------------------------------------
  Banking - 2.7%
      75,600   Brookline Bancorp, Inc.                                1,229,256
     100,010   NewAlliance Bancshares, Inc.                           1,405,141
-------------------------------------------------------------------------------
                                                                      2,634,397
-------------------------------------------------------------------------------
  Consumer Products - 2.5%
      66,900   JAKKS Pacific, Inc.*                                   1,285,149
      65,600   LeapFrog Enterprises, Inc.*                              741,280
      32,000   Russ Berrie and Company, Inc.                            409,920
-------------------------------------------------------------------------------
                                                                      2,436,349
-------------------------------------------------------------------------------
  Electronics - 7.1%
      82,800   American Power Conversion Corp.                        1,953,252
     159,000   AVX Corp.                                              1,927,080
      24,600   Bel Fuse, Inc. - Class B                                 751,776
      62,600   Electronics For Imaging, Inc.*                         1,317,104
      10,950   Hutchinson Technology, Inc.*                             421,685
      30,700   Synopsys, Inc.*                                          511,769
-------------------------------------------------------------------------------
                                                                      6,882,666
-------------------------------------------------------------------------------
  Financial Services - 8.7%
      15,000   Ambac Financial Group, Inc.                            1,046,400
      13,800   CIT Group, Inc.                                          592,986
     240,950   Instinet Group, Inc.*                                  1,262,577
      38,250   Legg Mason, Inc.                                       3,982,207
      12,100   MBIA, Inc.                                               717,651
      48,725   Westwood Holdings Group, Inc.                            872,178
-------------------------------------------------------------------------------
                                                                      8,473,999
-------------------------------------------------------------------------------
  Health Care Products & Services - 2.8%
      60,800   Cross Country Healthcare, Inc.*                        1,033,600
      30,400   PAREXEL International Corp.*                             603,440
      38,000   Pfizer, Inc.                                           1,048,040
-------------------------------------------------------------------------------
                                                                      2,685,080
-------------------------------------------------------------------------------
  Industrial - 4.7%
      51,300   Alamo Group, Inc.                                        957,771
      10,000   Bandag, Inc.                                             460,500
      51,800   POSCO - ADR                                            2,277,646
     104,600   Quanta Services, Inc.*                                   920,480
-------------------------------------------------------------------------------
                                                                      4,616,397
-------------------------------------------------------------------------------
  Insurance - 5.1%
      39,410   Millea Holdings, Inc. - ADR                            2,652,687
      61,800   Phoenix Companies, Inc. (The)                            735,420
      33,000   Radian Group, Inc.                                     1,558,260
-------------------------------------------------------------------------------
                                                                      4,946,367
-------------------------------------------------------------------------------
  Investment Companies - 0.9%
       9,500   Capital Southwest Corp.                                  851,865
-------------------------------------------------------------------------------
  Oil & Gas - 5.8%
      37,800   Pogo Producing Company                                 1,962,576
      23,800   St. Mary Land & Exploration Company*                     689,724
      35,000   Tidewater, Inc.                                        1,334,200
      46,200   Whiting Petroleum Corp.*                               1,677,522
-------------------------------------------------------------------------------
                                                                      5,664,022
-------------------------------------------------------------------------------
  Real Estate - 13.0%
      67,756   Catellus Development Corp.                             2,222,397
      36,300   CRT Properties, Inc.                                     990,990
      42,000   Forest City Enterprises, Inc. - Class A                2,982,000
      93,400   Origen Financial, Inc.                                   691,160
      34,100   St. Joe Company (The)                                  2,780,514
     127,600   Trammell Crow Co.*                                     3,093,023
-------------------------------------------------------------------------------
                                                                     12,760,084
-------------------------------------------------------------------------------
  Retailers - 1.0%
       6,500   Sears Holdings Corp.*                                    974,155
-------------------------------------------------------------------------------
  Semi-Conductor Equipment - 2.6%
      30,000   Applied Materials, Inc.                                  485,400
      74,700   Credence Systems Corp.*                                  676,035
      76,000   Electro Scientific Industries*                         1,358,880
-------------------------------------------------------------------------------
                                                                      2,520,315
-------------------------------------------------------------------------------
  Software - 0.6%
      31,100   Sybase, Inc.*                                            570,685
-------------------------------------------------------------------------------
  Telecommunication Equipment - 4.2%
      80,300   Comverse Technology, Inc.*                             1,899,095
     214,650   Sycamore Networks, Inc.*                                 740,543
     168,000   Tellabs, Inc.*                                         1,461,600
-------------------------------------------------------------------------------
                                                                      4,101,238
-------------------------------------------------------------------------------
Total Common Stocks                                                 $62,279,059
-------------------------------------------------------------------------------
Foreign Stocks - 25.2%
  Automotive - 3.1%
     110,000   Toyota Industries Corp.                                3,007,851
-------------------------------------------------------------------------------
  Coal - 1.0%
      11,000   Fording Canadian Coal Trust                            1,014,200
-------------------------------------------------------------------------------
  Computers - Integrated Systems - 1.1%
     121,100   Geac Computer Corp.*                                   1,054,781
-------------------------------------------------------------------------------
  Forestry - 1.2%
     100,000   TimberWest Forest Corp.                                1,203,000
-------------------------------------------------------------------------------
  Industrial - 0.9%
      44,300   Agrium, Inc.                                             868,723
-------------------------------------------------------------------------------
  Insurance - 1.6%
      20,000   Arch Capital Group Ltd.*                                 901,000
     410,000   British Insurance Holding plc                            644,874
-------------------------------------------------------------------------------
                                                                      1,545,874
-------------------------------------------------------------------------------
  Investment Companies - 7.7%
      58,550   Brascan Corp. - Class A                                2,234,268
     320,000   Hutchison Whampoa, Ltd.                                2,891,951
     172,500   Investor AB - Class A                                  2,330,499
-------------------------------------------------------------------------------
                                                                      7,456,718
-------------------------------------------------------------------------------
  Oil & Gas - 8.1%
      69,200   Canadian Natural Resources, Ltd.                       2,517,496
      70,400   EnCana Corp.                                           2,787,136
      10,000   Nabors Industries, Ltd.*                                 606,200
      66,500   Smedvig ASA - Class A                                  1,347,739
      44,100   Willbros Group, Inc.*                                    631,512
-------------------------------------------------------------------------------
                                                                      7,890,083
-------------------------------------------------------------------------------
  Pharmaceuticals - 0.5%
      23,000   Sankyo Company, Ltd.                                     442,108
-------------------------------------------------------------------------------
Total Foreign Stocks                                                $24,483,338
-------------------------------------------------------------------------------
Total Investment Securities - 89.1%
(Cost $60,075,063)                                                  $86,762,397
Other Assets in Excess of Liabilities - 10.9%                        10,581,593
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $97,343,990
-------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

22

--------------------------
Touchstone Value Plus Fund
--------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Common Stocks - 97.2%
  Banking - 8.2%
      13,000   Bank of America                                      $   592,930
      12,912   Citigroup                                                596,921
       5,525   Wells Fargo                                              340,230
-------------------------------------------------------------------------------
                                                                      1,530,081
-------------------------------------------------------------------------------
  Beverages, Food & Tobacco - 8.1%
       6,945   Anheuser Busch                                           317,734
       6,603   Darden Restaurants                                       217,767
       5,530   Diageo plc - ADR                                         327,929
      12,960   McDonald's                                               359,640
       6,458   Outback Steakhouse, Inc.                                 292,160
-------------------------------------------------------------------------------
                                                                      1,515,230
-------------------------------------------------------------------------------
  Building Materials - 2.5%
      14,645   Masco                                                    465,125
-------------------------------------------------------------------------------
  Cable Television - 2.0%
      12,620   Comcast Corp. - Class A*                                 377,969
-------------------------------------------------------------------------------
  Chemicals - 1.2%
       5,420   Du Pont (E.I.) De Nemours                                233,114
-------------------------------------------------------------------------------
  Computers & Information - 8.4%
      10,540   Computer Sciences*                                       460,598
       9,495   First Data                                               381,129
      14,045   Hewlett-Packard                                          330,198
       5,420   International Business Machines                          402,164
-------------------------------------------------------------------------------
                                                                      1,574,089
-------------------------------------------------------------------------------
  Electric Utilities - 1.6%
       3,990   Dominion Resources                                       292,826
-------------------------------------------------------------------------------
  Electronics - 5.0%
       4,275   Analog Devices                                           159,500
      19,100   ATI Technologies, Inc.*                                  226,335
      15,915   Flextronics International*                               210,237
      12,960   Intel                                                    337,738
-------------------------------------------------------------------------------
                                                                        933,810
-------------------------------------------------------------------------------
  Financial Services - 9.7%
       7,525   Federal Home Loan Mortgage Corporation                   490,856
       4,365   Federal National Mortgage Association                    254,916
      13,714   J.P. Morgan Chase                                        484,378
       3,885   Lehman Brothers Holdings                                 385,703
       3,475   Merrill Lynch & Co., Inc.                                191,160
-------------------------------------------------------------------------------
                                                                      1,807,013
-------------------------------------------------------------------------------
  Health Care Providers - 1.5%
       4,150   WellPoint, Inc.*                                         289,006
-------------------------------------------------------------------------------
  Heavy Machinery - 4.5%
       5,120   Caterpiller                                              487,987
       5,385   Deere & Co.                                              352,664
-------------------------------------------------------------------------------
                                                                        840,651
-------------------------------------------------------------------------------
  Household Products - 2.4%
       7,265   Kimberly-Clark                                           454,716
-------------------------------------------------------------------------------
  Industrial - Diversified - 4.4%
      11,825   General Electric                                         409,736
      14,285   Tyco International                                       417,122
-------------------------------------------------------------------------------
                                                                        826,858
-------------------------------------------------------------------------------
  Insurance - 2.0%
       6,400   Allstate                                                 382,400
-------------------------------------------------------------------------------
  Media - Broadcasting & Publishing - 1.5%
       9,125   Clear Channel Communications                             282,236
-------------------------------------------------------------------------------
  Medical Supplies - 1.6%
      11,230   Boston Scientific Corp.*                                 303,210
-------------------------------------------------------------------------------
  Oil & Gas - 11.3%
       4,475   Baker Houghes                                            228,941
       1,715   BJ Services Co.                                           90,003
       8,680   ChevronTexaco                                            485,386
       9,210   ConocoPhillips                                           529,484
       9,156   Exxon Mobil                                              526,195
       5,545   Pioneer Natural Resources Co.                            233,334
-------------------------------------------------------------------------------
                                                                      2,093,343
-------------------------------------------------------------------------------
  Paper & Related Products - 1.2%
       4,564   Sealed Air Corp.*                                        227,242
-------------------------------------------------------------------------------
  Pharmaceuticals - 10.1%
       4,095   Amgen, Inc.*                                             247,584
       3,130   Cardinal Health, Inc.                                    180,225
       6,555   McKesson                                                 293,598
       5,970   Novartis AG - ADR                                        283,217
      21,575   Pfizer                                                   595,038
       9,885   Watson Pharmaceuticals, Inc.*                            292,201
-------------------------------------------------------------------------------
                                                                      1,891,863
-------------------------------------------------------------------------------
  Retailers - 6.5%
      15,800   CVS                                                      459,306
      12,820   Home Depot, Inc.                                         498,698
       4,590   KOHLS*                                                   256,627
-------------------------------------------------------------------------------
                                                                      1,214,631
-------------------------------------------------------------------------------
  Telephone Systems - 2.8%
       3,165   Alltell                                                  197,115
       6,490   SBC Communications                                       154,138
       4,830   Verizon Communications                                   166,877
-------------------------------------------------------------------------------
                                                                        518,130
-------------------------------------------------------------------------------
  Television Broadcasting Stations - 0.7%
       4,185   Viacom, Inc. - Class B                                   134,004
-------------------------------------------------------------------------------
Total Common Stocks - 97.2%
(Cost $15,254,017)                                                  $18,187,547
Other Assets in Excess of Liabilities - 2.8%                            531,486
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $18,719,033
-------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Exchange Traded Funds - 98.8%
      14,810   iShares Lehman Aggregate Bond Fund                   $ 1,531,058
       5,560   iShares MSCI EAFE Index Fund                             290,844
       3,720   iShares S&P 500 Index Fund                               442,940
      25,760   iShares S&P 500/BARRA Growth Index Fund                1,454,667
      43,150   iShares S&P 500/BARRA Value Index Fund                 2,683,067
       4,500   iShares S&P MidCap 400/BARRA Growth Index Fund           312,660
       5,840   iShares S&P MidCap 400/BARRA Value Index Fund            389,645
         710   iShares S&P SmallCap 600/BARRA Growth Index Fund          77,390
       3,850   iShares S&P SmallCap 600/BARRA Value Index Fund          237,275
-------------------------------------------------------------------------------
Total Exchange Traded Funds - 98.8%
(Cost $7,340,000)                                                   $ 7,419,546
Other Assets in Excess of Liabilities - 1.2%                             92,581
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $ 7,512,127
-------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

24

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Exchange Traded Funds - 98.6%
       5,400   iShares Lehman 1-3 Year Treasury Bond Fund           $   438,696
      22,980   iShares Lehman Aggregate Bond Fund                     2,375,672
       1,680   iShares MSCI EAFE Index Fund                              87,881
       1,500   iShares S&P 500 Index Fund                               178,605
       6,990   iShares S&P 500/BARRA Growth Index Fund                  394,725
      10,690   iShares S&P 500/BARRA Value Index Fund                   664,704
       1,300   iShares S&P MidCap 400/BARRA Growth Index Fund            90,324
       1,350   iShares S&P MidCap 400/BARRA Value Index Fund             90,072
         400   iShares S&P SmallCap 600/BARRA Growth Index Fund          43,600
         720   iShares S&P SmallCap 600/BARRA Value Index Fund           44,374
-------------------------------------------------------------------------------
Total Exchange Traded Funds - 98.6%
(Cost $4,353,683)                                                   $ 4,408,653
Other Assets in Excess of Liabilities - 1.4%                             61,818
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $ 4,470,471
-------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Exchange Traded Funds - 98.8%
       2,020   iShares Lehman Aggregate Bond Fund                   $   208,827
      28,560   iShares MSCI EAFE Index Fund                           1,493,974
       3,620   iShares S&P 500/BARRA Growth Index Fund                  204,421
      24,470   iShares S&P 500/BARRA Value Index Fund                 1,521,545
       3,000   iShares S&P MidCap 400/BARRA Growth Index Fund           208,440
      23,630   iShares S&P MidCap 400/BARRA Value Index Fund          1,576,594
       1,930   iShares S&P SmallCap 600/BARRA Growth Index Fund         210,370
      25,460   iShares S&P SmallCap 600/BARRA Value Index Fund        1,569,100
-------------------------------------------------------------------------------
Total Exchange Traded Funds - 98.8%
(Cost $6,854,993)                                                   $ 6,993,271
Other Assets in Excess of Liabilities - 1.2%                             87,259
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $ 7,080,530
-------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

26

----------------------------
Touchstone Moderate ETF Fund
----------------------------

Schedule of Investments
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

    Shares                                                              Value

Exchange Traded Funds - 98.7%
      38,150   iShares Lehman Aggregate Bond Fund                   $ 3,943,947
       5,310   iShares MSCI EAFE Index Fund                             277,766
       7,920   iShares S&P 500 Index Fund                               943,034
      19,840   iShares S&P 500/BARRA Growth Index Fund                1,120,365
      35,320   iShares S&P 500/BARRA Value Index Fund                 2,196,198
       4,160   iShares S&P MidCap 400/BARRA Growth Index Fund           289,037
       5,960   iShares S&P MidCap 400/BARRA Value Index Fund            397,651
         910   iShares S&P SmallCap 600/BARRA Growth Index Fund          99,190
       3,190   iShares S&P SmallCap 600/BARRA Value Index Fund          196,600
-------------------------------------------------------------------------------
Total Exchange Traded Funds - 98.7%
(Cost $9,354,179)                                                   $ 9,463,788
Other Assets in Excess of Liabilities - 1.3%                            124,569
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $ 9,588,357
-------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Statements of Assets and Liabilities
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

                                                                                    Touchstone                        Touchstone
                                                                     Touchstone       Baron          Touchstone      Eagle Capital
                                                                      Balanced       Small Cap        Core Bond       Appreciation
                                                                        Fund           Fund             Fund             Fund
Assets:
Investments, at cost                                               $  28,603,044   $  18,928,327    $  40,866,038    $  25,715,201
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $1,034,180 and $3,371,100        $  31,106,496   $  28,500,459    $  41,081,490    $  28,641,503
   of securities loaned for the Balanced Fund
   and the Baron Small Cap Fund, respectively
Cash                                                                     778,116         553,794              407        2,230,449
Receivable for:
   Dividends                                                              30,483           1,587               --           25,087
   Interest                                                               89,846              37          303,758              148
   Fund shares sold                                                       16,088          40,473              329               --
   Investments sold                                                    2,662,807         118,518          635,406          847,627
   Securities lending income                                                 367             526               --               18
   Unrealized appreciation on forward foreign currency contracts           5,634              --               --               --
----------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                   34,689,837      29,215,394       42,021,390       31,744,832
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
   Securities loaned                                                   1,082,488       3,507,225               --               --
   Fund shares redeemed                                                   24,136          16,399           30,296            3,384
   Investments purchased                                               2,971,137              --        1,651,711               --
Payable to Investment Advisor                                             17,176          21,771           17,940           18,107
Payable to other affiliates                                                3,167           2,985            3,580            3,294
Payable to Trustees                                                        1,085             523              635            1,893
Other accrued expenses                                                    11,946          17,968           14,109           19,121
----------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                               4,111,135       3,566,871        1,718,271           45,799
----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                         $  30,578,702   $  25,648,523    $  40,303,119    $  31,699,033
----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)               1,868,257       1,339,096        3,912,000        2,466,474
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share     $       16.37   $       19.15    $       10.30    $       12.85
----------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                                 $  25,171,811   $  16,581,547    $  39,569,875    $  37,537,555
   Accumulated net investment income (loss)                              592,739        (149,652)         780,898          128,587
   Accumulated net realized gains (losses) on investments
       and foreign currency transactions                               2,304,997        (355,504)        (263,106)      (8,893,411)
   Net unrealized appreciation on investments
       and foreign currency transactions                               2,509,155       9,572,132          215,452        2,926,302
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                        $  30,578,702   $  25,648,523    $  40,303,119    $  31,699,033
==================================================================================================================================


The accompanying notes are an integral part of the financial statements.

28

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                  Touchstone     Touchstone       Touchstone
                                                                   Emerging       Enhanced         Growth &       Touchstone
                                                                    Growth       Dividend 30        Income        High Yield
                                                                     Fund           Fund             Fund            Fund
Assets:
Investments, at cost                                             $ 28,246,042    $ 26,941,472    $ 26,108,466   $ 36,620,199
----------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $3,036,921, and $2,180,216     $ 32,792,966    $ 26,828,679    $ 28,428,274   $ 38,093,034
   of securities loaned for the Emerging Growth Fund
   and the Enhanced Dividend 30 Fund, respectively
Cash                                                                1,310,330         495,299         747,329            340
Receivable for:
   Dividends                                                            8,607          25,170          39,389             --
   Interest                                                                87              33              50        724,772
   Fund shares sold                                                        --              21              --          3,380
   Investments sold                                                    97,833              --         176,752             --
   Securities lending income                                              266           3,745              --            449
----------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                34,210,089      27,352,947      29,391,794     38,821,975
----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
   Securities loaned                                                3,109,798       2,244,340              --             --
   Fund shares redeemed                                                51,650          26,952           6,512          8,666
   Investments purchased                                              423,682              --              --        500,000
Payable to Investment Advisor                                          20,176          13,725          13,910         15,744
Payable to other affiliates                                             3,805           2,705           3,044          3,163
Payable to Trustees                                                       536             372             841            673
Other accrued expenses                                                 14,753          15,412          12,066         15,273
----------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                            3,624,400       2,303,506          36,373        543,519
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $ 30,585,689    $ 25,049,441    $ 29,355,421   $ 38,278,456
----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)            1,437,310       2,828,116       2,792,050      4,577,213
----------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share   $      21.28    $       8.86    $      10.51   $       8.36
----------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                               $ 16,833,409    $ 25,935,022    $ 24,409,502   $ 37,901,849
   Accumulated net investment income (loss)                           (73,037)        289,431         255,556      1,356,255
   Accumulated net realized gains (losses) on investments           9,278,393      (1,062,219)      2,370,555     (2,452,483)
   Net unrealized appreciation (depreciation) on investments        4,546,924        (112,793)      2,319,808      1,472,835
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                      $ 30,585,689    $ 25,049,441    $ 29,355,421   $ 38,278,456
============================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                                        Touchstone       Touchstone
                                                                          Money         Third Avenue      Touchstone
                                                                         Market            Value          Value Plus
                                                                          Fund             Fund              Fund
Assets:
Investments, at cost                                                  $ 69,332,273      $ 60,075,063     $ 15,254,017
---------------------------------------------------------------------------------------------------------------------
Investments, at value                                                 $ 69,332,273      $ 86,762,397     $ 18,187,547
Cash                                                                         1,387        10,192,489          664,956
Receivable for:
   Dividends                                                                    --           140,458           17,822
   Interest                                                                370,876               676               44
   Foreign tax reclaims                                                         --            32,811               --
   Fund shares sold                                                             --           139,989            2,538
   Investments sold                                                             --           178,799          354,938
   Securities lending income                                                    --                --               22
---------------------------------------------------------------------------------------------------------------------
       Total Assets                                                     69,704,536        97,447,619       19,227,867
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
   Fund shares redeemed                                                         --               598           14,152
   Investments purchased                                                   503,029                --          467,810
Payable to Investment Advisor                                                8,623            62,502           11,315
Payable to other affiliates                                                  6,094             5,875            2,706
Payable to Trustees                                                            681               649              574
Other accrued expenses                                                      19,548            34,005           12,277
---------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                   537,975           103,629          508,834
---------------------------------------------------------------------------------------------------------------------
Net assets                                                            $ 69,166,561      $ 97,343,990     $ 18,719,033
---------------------------------------------------------------------------------------------------------------------
Pricing of Class A shares
   Net assets attributable to Class A shares                          $         --      $ 97,343,990     $ 18,719,033
   Shares of beneficial interest outstanding
       (unlimited number of shares authorized, no par value)                    --         3,902,802        1,797,173
   Net asset value, offering price and redemption price per share     $         --      $      24.94     $      10.42
Pricing of Class I shares
   Net assets attributable to Class I shares                          $ 36,875,244      $         --     $         --
   Shares of beneficial interest outstanding
       (unlimited number of shares authorized, no par value)            36,860,220                --               --
   Net asset value, offering price and redemption price per share     $       1.00      $         --     $         --
Pricing of Class SC shares
   Net assets attributable to Class SC shares                         $ 32,291,317      $         --     $         --
   Shares of beneficial interest outstanding
       (unlimited number of shares authorized, no par value)            32,296,851                --               --
   Net asset value, offering price and redemption price per share     $       1.00      $         --     $         --
---------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                                    $ 69,609,362      $ 67,807,442     $ 22,817,713
   Accumulated net investment income                                            --           180,371           56,233
   Accumulated net realized gains (losses) on investments
       and foreign currency transactions                                  (442,801)        2,669,212       (7,088,443)
   Net unrealized appreciation on investments
       and foreign currency transactions                                        --        26,686,965        2,933,530
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                           $ 69,166,561      $ 97,343,990     $ 18,719,033
=====================================================================================================================


The accompanying notes are an integral part of the financial statements.

30

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                    Touchstone     Touchstone     Touchstone     Touchstone
                                                                    Aggressive    Conservative     Enhanced       Moderate
                                                                       ETF            ETF             ETF           ETF
                                                                      Fund           Fund            Fund           Fund
Assets:
Investments, at cost                                              $  7,340,000    $  4,353,683   $  6,854,993   $  9,354,179
----------------------------------------------------------------------------------------------------------------------------
Investments, at value                                             $  7,419,546    $  4,408,653   $  6,993,271   $  9,463,788
Cash                                                                   184,727         962,046        271,095        679,442
Receivable for:
   Interest                                                                 12              64             18             45
   Fund shares sold                                                         --           4,828             --             --
Receivable from Advisor                                                  3,004           3,898          3,254          1,997
----------------------------------------------------------------------------------------------------------------------------
       Total Assets                                                  7,607,289       5,379,489      7,267,638     10,145,272
----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
   Investments purchased                                                71,137         895,792        164,747        534,358
   Fund shares redeemed                                                  9,181              --          8,352          8,804
Payable to other affiliates                                              2,968           2,952          2,968          3,094
Payable to Trustees                                                        452             394            452            408
Other accrued expenses                                                  11,424           9,880         10,589         10,251
----------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                                95,162         909,018        187,108        556,915
----------------------------------------------------------------------------------------------------------------------------
Net assets                                                        $  7,512,127    $  4,470,471   $  7,080,530   $  9,588,357
============================================================================================================================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)               696,435         425,332        627,078        891,152
----------------------------------------------------------------------------------------------------------------------------
Net assets value, offering price and redemption price per share   $      10.79    $      10.51   $      11.29   $      10.76
----------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                                $  7,425,601    $  4,391,224   $  6,855,087   $  9,445,604
   Accumulated net investment income                                    43,816          18,977         20,455         47,631
   Accumulated net realized gain (loss) on investments                 (36,836)          5,300         66,710        (14,487)
   Net unrealized appreciation on investments                           79,546          54,970        138,278        109,609
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $  7,512,127    $  4,470,471   $  7,080,530   $  9,588,357
============================================================================================================================


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------
Statements of Operations
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2005 (Unaudited)

                                                                                     Touchstone                        Touchstone
                                                                    Touchstone          Baron         Touchstone     Eagle Capital
                                                                     Balanced         Small Cap        Core Bond      Appreciation
                                                                       Fund             Fund             Fund             Fund
Investment income:
   Dividends(a)                                                   $     151,886    $      30,672    $          --    $     246,828
   Interest                                                             234,554            7,971          877,626           23,934
   Income from securities loaned                                          3,383            1,974              218            1,422
----------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                          389,823           40,617          877,844          272,184
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                             124,276          126,496          109,348          123,002
   Accounting and pricing fees                                            7,999            7,999            8,141            7,999
   Administration fees                                                   11,999           11,999           12,128           11,999
   Compliance fees and expenses                                             442              318              604              462
   Custody fees                                                           4,091            4,140            5,238            3,948
   Professional fees                                                      6,185            7,430            6,988            8,781
   Sponsor fees                                                          31,069           24,095           39,763           32,801
   Transfer agent fees                                                    6,000            6,000            6,000            6,000
   Trustees fees                                                          1,988            1,542            1,541            1,988
   Other expenses                                                         9,335            8,087            8,949            5,866
----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                   203,384          198,106          198,700          202,846
       Fees waived by the Advisor                                       (26,543)              --           (3,823)              --
       Waiver of Sponsor fees                                           (31,069)              --          (39,763)         (24,645)
       Fees waived by Transfer agent                                     (6,000)          (6,000)          (6,000)          (6,000)
       Fees from commission recapture                                    (3,321)          (1,837)              --           (2,059)
----------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                     136,451          190,269          149,114          170,142
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                            253,372         (149,652)         728,730          102,042
----------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
     Investments                                                        895,706          248,694           84,512        1,972,463
     Foreign currency                                                      (661)              --               --               --
----------------------------------------------------------------------------------------------------------------------------------
                                                                        895,045          248,694           84,512        1,972,463
----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
     Investments                                                     (1,057,011)         791,227          (53,272)      (2,587,041)
     Foreign currency                                                      (693)              --               --               --
----------------------------------------------------------------------------------------------------------------------------------
                                                                     (1,057,704)         791,227          (53,272)      (2,587,041)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                (162,659)       1,039,921           31,240         (614,578)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $      90,713    $     890,269    $     759,970    $    (512,536)
==================================================================================================================================

(a) Net of foreign tax withholdings of:                           $          41    $          37    $          --    $          --


The accompanying notes are an integral part of the financial statements.

32

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                        Touchstone    Touchstone     Touchstone
                                                                         Emerging      Enhanced       Growth &       Touchstone
                                                                          Growth      Dividend 30      Income        High Yield
                                                                           Fund          Fund           Fund            Fund
Investment income:
   Dividends                                                           $    78,803    $   375,260    $   381,760    $        --
   Interest                                                                 10,704          3,626          3,951      1,512,657
   Income from securities loaned                                             4,800         12,450          1,355          3,275
-------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                              94,307        391,336        387,066      1,515,932
-------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                                126,463         88,396        123,891         97,279
   Accounting and pricing fees                                               7,999          7,999          7,999          8,222
   Administration fees                                                      11,999         11,999         11,999         12,378
   Compliance fees and expenses                                                547            414            469            964
   Custody fees                                                             11,385          4,064          4,213          8,892
   Professional fees                                                         6,919          7,845          6,434          7,447
   Sponsor fees                                                             31,616         27,199         30,973         38,912
   Transfer agent fees                                                       6,000          6,000          6,000          6,000
   Trustees fees                                                             1,545          1,508          1,545          1,508
   Other expenses                                                           11,590          3,184          6,501         11,752
-------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                      216,063        158,608        200,024        193,354
       Fees waived by the Advisor                                               --        (23,504)       (31,541)            --
       Waiver of Sponsor fees                                              (28,033)       (27,199)       (30,973)       (31,798)
       Fees waived by Transfer agent                                        (6,000)        (6,000)        (6,000)        (6,000)
       Fees from commission recapture                                      (14,686)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                        167,344        101,905        131,510        155,556
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               (73,037)       289,431        255,556      1,360,376
-------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss):
   Net realized gain on investments                                        481,971        174,046      1,252,355        343,064
   Net change in unrealized appreciation/depreciation on investments        26,852     (1,501,404)    (2,105,638)    (1,256,733)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                    508,823     (1,327,358)      (853,283)      (913,669)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $   435,786    $(1,037,927)   $  (597,727)   $   446,707
-------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                                    Touchstone       Touchstone
                                                                      Money         Third Avenue      Touchstone
                                                                     Market            Value          Value Plus
                                                                      Fund             Fund              Fund
Investment income:
   Dividends(a)                                                   $          --    $     554,383    $     161,309
   Interest                                                           1,091,262          101,695            4,797
   Income from securities loaned                                             --               --               35
-----------------------------------------------------------------------------------------------------------------
       Total Investment Income                                        1,091,262          656,078          166,141
-----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                              67,882          369,127           71,693
   Accounting and pricing fees                                           16,303           17,633            7,999
   Administration fees                                                   24,179           27,086           11,999
   Compliance fees and expenses                                           1,503            1,152              312
   Custody fees                                                           6,134            8,656            4,060
   Distribution Expenses - Class SC                                      41,910               --               --
   Professional fees                                                      9,033            7,749            6,843
   Sponsor fees                                                          75,441           92,282           19,118
   Transfer agent fees                                                    6,000            6,000            6,000
   Trustees fees                                                          1,504            1,540            1,509
   Other expenses                                                         8,194           13,196            3,298
-----------------------------------------------------------------------------------------------------------------
       Total Expenses                                                   258,083          544,421          132,831
       Fees waived by the Advisor                                       (27,372)              --               --
       Waiver of Sponsor fees                                           (75,441)         (53,942)         (16,923)
       Fees waived by Transfer agent                                     (6,000)          (6,000)          (6,000)
-----------------------------------------------------------------------------------------------------------------
       Net Expenses                                                     149,270          484,479          109,908
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                   941,992          171,599           56,233
-----------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                           --        3,069,332          716,021
       Foreign currency                                                      --             (248)              --
-----------------------------------------------------------------------------------------------------------------
                                                                             --        3,069,084          716,021
-----------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation on:
       Investments                                                           --        2,330,362       (1,180,876)
       Foreign currency                                                      --           (4,408)              --
-----------------------------------------------------------------------------------------------------------------
                                                                             --        2,325,954       (1,180,876)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                      --        5,395,038         (464,855)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $     941,992    $   5,566,637    $    (408,622)
=================================================================================================================

(a) Net of foreign tax withholding of:                            $          --    $      11,064    $          --


The accompanying notes are an integral part of the financial statements.

34

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                Touchstone     Touchstone     Touchstone     Touchstone
                                                                Aggressive    Conservative     Enhanced       Moderate
                                                                   ETF            ETF            ETF            ETF
                                                                  Fund           Fund           Fund           Fund
 Investment income:
   Dividends                                                   $     1,389    $       457    $        --    $     2,810
   Interest                                                         54,422         22,440         27,619         55,770
-----------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                      55,811         22,897         27,619         58,580
-----------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                         11,253          3,490          6,522          9,804
   Accounting and pricing fees                                       7,999          7,999          7,999          7,999
   Administration fees                                              11,999         11,999         11,999         11,999
   Compliance fees and expenses                                          7             --              8              7
   Custody fees                                                      3,855          3,848          3,855          3,986
   Professional fees                                                 8,228          6,680          6,983          6,009
   Sponsor fees                                                      5,627          1,745          3,261          4,899
   Transfer agent fees                                               6,000          6,000          6,000          6,000
   Trustees fees                                                     1,754          1,697          1,754          1,696
   Other expenses                                                    1,634          1,269          2,045          1,657
-----------------------------------------------------------------------------------------------------------------------
       Total Expenses                                               58,356         44,727         50,426         54,056
       Fees waived and/or expenses
         reimbursed by the Advisor                                 (32,617)       (32,597)       (32,928)       (30,901)
       Waiver of Sponsor fees                                       (5,627)        (1,745)        (3,261)        (4,899)
       Fees waived by Transfer agent                                (6,000)        (6,000)        (6,000)        (6,000)
       Fees from commission recapture                               (2,117)          (465)        (1,073)        (1,307)
-----------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                 11,995          3,920          7,164         10,949
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                               43,816         18,977         20,455         47,631
-----------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain:
       Net realized gain (loss) on investments                     (36,836)         1,790         66,710        (14,487)
       Net change in unrealized appreciation/depreciation on
          investments                                               40,856         30,767         63,996         67,584
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                     4,020         32,557        130,706         53,097
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           $    47,836    $    51,534    $   151,161    $   100,728
=======================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                Touchstone                      Touchstone                      Touchstone
                                                 Balanced                       Baron Small                     Core Bond
                                                   Fund                          Cap Fund                         Fund
                                      -----------------------------    ----------------------------   ----------------------------
                                         For the         For the          For the       For the         For the         For the
                                       Six  Months        Year          Six  Months       Year         Six Months        Year
                                          Ended           Ended            Ended          Ended           Ended          Ended
                                      June 30, 2005    December 31,    June 30, 2005   December 31,   June 30, 2005   December 31,
                                       (Unaudited)         2004         (Unaudited)        2004        (Unaudited)        2004
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)       $     253,372   $     503,333   $    (149,652)  $    (232,116)  $     728,730   $   1,453,816
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
      Investments                           895,706       2,428,384         248,694         685,320          84,512          67,671
      Foreign currency                         (661)        (25,514)             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                            895,045       2,402,870         248,694         685,320          84,512          67,671
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized
   appreciation/depreciation on:
      Investments                        (1,057,011)       (148,898)        791,227       4,357,115         (53,272)       (221,488)
      Foreign currency                         (693)         19,085              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                         (1,057,704)       (129,813)        791,227       4,357,115         (53,272)       (221,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net
   assets from operations                    90,713       2,776,390         890,269       4,810,319         759,970       1,299,999
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                         --        (263,238)             --              --              --      (1,453,818)
   Realized capital gains                        --              --              --              --              --        (132,634)
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions             --        (263,238)             --              --              --      (1,586,452)
-----------------------------------------------------------------------------------------------------------------------------------
Share Transactions:
   Proceeds from shares sold              1,847,873       7,107,232       3,670,614       8,233,287       1,932,891       7,832,479
   Reinvestment of dividends                     --         263,238              --              --              --       1,586,452
   Cost of shares redeemed               (3,453,881)     (4,804,935)     (2,248,674)     (5,840,559)     (2,433,564)    (11,669,039)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from share transactions            (1,606,008)      2,565,535       1,421,940       2,392,728        (500,673)     (2,250,108)
-----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease)
      in net assets                      (1,515,295)      5,078,687       2,312,209       7,203,047         259,297      (2,536,561)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                   32,093,997      27,015,310      23,336,314      16,133,267      40,043,822      42,580,383
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                      $  30,578,702   $  32,093,997   $  25,648,523   $  23,336,314   $  40,303,119   $  40,043,822
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
   income (loss)                      $     592,739   $     322,948   $    (149,652)  $          --   $     780,898   $          --
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

36

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                  Touchstone                    Touchstone                    Touchstone
                                                 Eagle Capital               Emerging Growth              Enhanced Dividend
                                               Appreciation Fund                   Fund                        30 Fund
                                         ----------------------------  ----------------------------  ---------------------------
                                            For the        For the        For the        For the        For the       For the
                                          Six  Months       Year        Six  Months       Year         Six Months      Year
                                             Ended          Ended          Ended          Ended          Ended         Ended
                                         June 30, 2005   December 31,  June 30, 2005   December 31,  June 30, 2005  December 31,
                                          (Unaudited)       2004        (Unaudited)       2004        (Unaudited)       2004
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)          $    102,042   $    311,003   $    (73,037)  $   (252,150)  $    289,431   $    608,734
   Net realized gain
      on investments                        1,972,463      1,473,596        481,971      9,292,891        174,046        331,403
   Net change in unrealized
      appreciation/depreciation
      on investments                       (2,587,041)     2,824,758         26,852     (4,431,197)    (1,501,404)       482,603
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                    (512,536)     4,609,357        435,786      4,609,544     (1,037,927)     1,422,740
--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                           --       (314,691)            --             --             --       (608,737)
   Realized capital gains                          --             --             --     (2,106,820)            --             --
--------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions               --       (314,691)            --     (2,106,820)            --       (608,737)
--------------------------------------------------------------------------------------------------------------------------------
Share Transactions:
   Proceeds from shares sold                  471,008      2,092,809      1,854,493      8,987,452        635,660      4,201,920
   Reinvestment of dividends                       --        314,691             --      2,106,819             --        608,737
   Cost of shares redeemed                 (2,915,064)    (5,943,726)    (5,839,652)   (16,999,273)    (4,247,690)    (6,182,929)
--------------------------------------------------------------------------------------------------------------------------------
   Net decrease from share transactions    (2,444,056)    (3,536,226)    (3,985,159)    (5,905,002)    (3,612,030)    (1,372,272)
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease)
      in net assets                        (2,956,592)       758,440     (3,549,373)    (3,402,278)    (4,649,957)      (558,269)
Net assets:
   Beginning of period                     34,655,625     33,897,185     34,135,062     37,537,340     29,699,398     30,257,667
--------------------------------------------------------------------------------------------------------------------------------
   End of period                         $ 31,699,033   $ 34,655,625   $ 30,585,689   $ 34,135,062   $ 25,049,441   $ 29,699,398
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
   income (loss)                         $    128,587   $     26,545   $    (73,037)  $         --   $    289,431   $         --
================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                       Touchstone                 Touchstone                  Touchstone
                                                    Growth & Income               High Yield                 Money Market
                                                          Fund                       Fund                        Fund
                                               --------------------------- ------------------------- ---------------------------
                                                  For the       For the      For the     For the       For the       For the
                                                Six  Months      Year      Six  Months     Year       Six  Months      Year
                                                   Ended         Ended        Ended        Ended        Ended          Ended
                                               June 30, 2005 December 31, June 30, 2005 December 31, June 30, 2005  December 31,
                                                (Unaudited)      2004     (Unaudited)      2004      (Unaudited)       2004
Increase (decrease) in net assets:
Operations:
   Net investment income                        $   255,556  $   573,261  $ 1,360,376  $  3,023,681  $    941,992  $   1,169,796
   Net realized gain (loss) on investments        1,252,355    1,968,230      343,064       725,585            --           (130)
   Net change in unrealized
      appreciation/depreciation
      on investments                             (2,105,638)     479,636   (1,256,733)     (300,187)           --             --
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      in net assets from operations                (597,727)   3,021,127      446,707     3,449,079       941,992      1,169,666
--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions
      to shareholders from:
   Net investment income, Class A                        --     (573,261)          --    (3,023,703)           --             --
   Net investment income, Class I                        --           --           --            --      (545,091)      (753,364)
   Net investment income, Class SC                       --           --           --            --      (396,901)      (416,432)
--------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                     --     (573,261)          --    (3,023,703)     (941,992)    (1,169,796)
--------------------------------------------------------------------------------------------------------------------------------
Share transactions:
Class A
   Proceeds from shares sold                        700,303    3,609,267    9,910,155    26,612,341            --             --
   Reinvestment of dividends                             --      573,261           --     3,023,702            --             --
   Cost of shares redeemed                       (3,538,324)  (6,607,165)  14,406,566)  (33,577,048)           --             --
--------------------------------------------------------------------------------------------------------------------------------
   Net decrease from Class A share transactions  (2,838,021)  (2,424,637)  (4,496,411)   (3,941,005)           --             --
--------------------------------------------------------------------------------------------------------------------------------
Class I
   Proceeds from shares sold                             --           --           --            --    28,873,325     72,270,487
   Reinvestment of dividends                             --           --           --            --       540,590        755,992
   Cost of shares redeemed                               --           --           --            --   (30,726,402)  (108,116,343)
--------------------------------------------------------------------------------------------------------------------------------
   Net decrease from Class I share transactions          --           --           --            --    (1,312,487)   (35,089,864)
--------------------------------------------------------------------------------------------------------------------------------
Class SC
   Proceeds from shares sold                             --           --           --            --    43,882,590    143,079,361
   Reinvestment of dividends                             --           --           --            --       394,233        418,586
   Cost of shares redeemed                               --           --           --            --   (37,712,803)  (145,653,545)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from Class SC share transactions                   --           --           --            --     6,564,020     (2,155,598)
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets       (3,435,748)      23,229   (4,049,704)   (3,515,629)    5,251,533    (37,245,592)
Net assets:
   Beginning of period                           32,791,169   32,767,940   42,328,160    45,843,789    63,915,028    101,160,620
--------------------------------------------------------------------------------------------------------------------------------
   End of period                                $29,355,421  $32,791,169  $38,278,456  $ 42,328,160  $ 69,166,561  $  63,915,028
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income               $   255,556  $        --  $ 1,356,255  $         --  $         --  $          --
================================================================================================================================

The accompanying notes are an integral part of the financial statements.

38

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                          Touchstone                        Touchstone
                                                         Third Avenue                       Value Plus
                                                          Value Fund                           Fund
                                              --------------------------------    ------------------------------
                                                 For the            For the          For the         For the
                                                Six Months           Year           Six Months         Year
                                                  Ended              Ended            Ended            Ended
                                              June 30, 2005       December 31,    June 30, 2005     December 31,
                                               (Unaudited)           2004          (Unaudited)          2004
Increase (decrease) in net assets:
Operations:
   Net investment income                      $     171,599     $     209,920     $      56,233     $     146,467
-----------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
      Investments                                 3,069,332         6,027,837           716,021           510,964
      Foreign currency                                 (248)            7,817                --                --
-----------------------------------------------------------------------------------------------------------------
                                                  3,069,084         6,035,654           716,021           510,964
-----------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation/
      depreciation on:
      Investments                                 2,330,362        12,168,523        (1,180,876)        1,259,409
      Foreign currency                               (4,408)            2,495                --                --
-----------------------------------------------------------------------------------------------------------------
                                                  2,325,954        12,171,018        (1,180,876)        1,259,409
-----------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      in net assets from operations               5,566,637        18,416,592          (408,622)        1,916,840
-----------------------------------------------------------------------------------------------------------------
Dividends and distributions
to shareholders from:
   Net investment income                                 --          (204,994)               --          (146,469)
-----------------------------------------------------------------------------------------------------------------
Share Transactions:
   Proceeds from shares sold                      8,643,665        18,812,226         1,886,156         2,444,416
   Reinvestment of dividends                             --           204,994                --           146,468
   Cost of shares redeemed                       (9,786,269)      (15,909,118)       (2,301,867)       (4,378,708)
-----------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from share transactions                    (1,142,604)        3,108,102          (415,711)       (1,787,824)
-----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets        4,424,033        21,319,700          (824,333)          (17,453)
-----------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                           92,919,957        71,600,257        19,543,366        19,560,819
-----------------------------------------------------------------------------------------------------------------
   End of period                              $  97,343,990     $  92,919,957     $  18,719,033     $  19,543,366
-----------------------------------------------------------------------------------------------------------------
Accumulated net investment income             $     180,371     $       8,772     $      56,233     $          --
=================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                      Touchstone                    Touchstone                      Touchstone
                                      Aggressive                   Conservative                      Enhanced
                                         ETF                           ETF                             ETF
                                         Fund                          Fund                            Fund
                            -----------------------------   ----------------------------   -----------------------------
                               For the         For the         For the        For the         For the        For the
                              Six Months       Period        Six Months       Period         Six Months      Period
                                Ended           Ended           Ended          Ended            Ended         Ended
                            June 30, 2005    December 31,   June 30, 2005   December 31,   June 30, 2005    December 31,
                             (Unaudited)       2004 (a)      (Unaudited)      2004 (a)       (Unaudited)      2004 (a)
Increase in
net assets:
Operations:
  Net investment
    income                 $      43,816   $      22,795   $      18,977   $       8,344   $      20,455   $       2,864
  Net realized gain
    (loss) on
    investments                  (36,836)             --           1,790           3,512          66,710              --
  Net change in
    unrealized
    appreciation/
    depreciation
    on investments                40,856          38,690          30,767          24,203          63,996          74,282
------------------------------------------------------------------------------------------------------------------------
  Net increase in
    net assets from
    operations                    47,836          61,485          51,534          36,059         151,161          77,146
------------------------------------------------------------------------------------------------------------------------
Dividends and
  distributions to
  shareholders from:
          --
    income                            --         (22,795)             --          (8,346)             --          (2,864)
------------------------------------------------------------------------------------------------------------------------
Share transactions:
  Proceeds from
    shares sold                4,406,070       4,420,049       4,305,600       1,066,676       7,291,644       1,437,928
  Reinvestment of
    dividends                         --          22,795              --           8,346              --           2,864
  Cost of shares
    redeemed                    (940,983)       (482,330)       (506,601)       (482,797)     (1,266,215)       (611,134)
------------------------------------------------------------------------------------------------------------------------
  Net increase
    from share
    transactions               3,465,087       3,960,514       3,798,999         592,225       6,025,429         829,658
------------------------------------------------------------------------------------------------------------------------
  Total increase in
    net assets                 3,512,923       3,999,204       3,850,533         619,938       6,176,590         903,940
Net assets:
  Beginning of
    period                     3,999,204              --         619,938              --         903,940              --
------------------------------------------------------------------------------------------------------------------------
  End of period            $   7,512,127   $   3,999,204   $   4,470,471   $     619,938   $   7,080,530   $     903,940
========================================================================================================================
Accumulated net
  investment
  income                   $      43,816   $          --   $      18,977   $          --   $      20,455   $          --
------------------------------------------------------------------------------------------------------------------------

                                   Touchstone
                                    Moderate
                                      ETF
                                      Fund
                          ----------------------------
                            For the          For the
                           Six Months        Period
                              Ended           Ended
                          June 30, 2005   December 31,
                            (Unaudited)      2004 (a)

Increase in
net assets:
Operations:
  Net investment
    income                $      47,631   $      12,810
  Net realized gain
    (loss) on
    investments                 (14,487)             --
  Net change in
    unrealized
    appreciation/
    depreciation
    on investments               67,584          42,025
-------------------------------------------------------
  Net increase in
    net assets from
    operations                  100,728          54,835
-------------------------------------------------------
Dividends and
  distributions to
  shareholders from:
    Net investment
    income                           --         (12,814)
-------------------------------------------------------
Share transactions:
  Proceeds from
    shares sold               7,740,155       2,788,473
  Reinvestment of
    dividends                        --          12,814
  Cost of shares
    redeemed                   (540,341)       (555,493)
-------------------------------------------------------
  Net increase
    from share
    transactions              7,199,814       2,245,794
-------------------------------------------------------
  Total increase in
    net assets                7,300,542       2,287,815
Net assets:
  Beginning of
    period                    2,287,815              --
-------------------------------------------------------
  End of period           $   9,588,357   $   2,287,815
=======================================================
Accumulated net
  investment
  income                  $      47,631   $          --
-------------------------------------------------------

(a) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.


The accompanying notes are an integral part of the financial statements.

40

--------------------------------
Touchstone Variable Series Trust
--------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding:

Touchstone Balanced Fund

                                               For the
                                             Six Months
                                                Ended                               For the Year Ended December 31,
                                            June 30, 2005         -----------------------------------------------------------------
                                             (Unaudited)             2004           2003         2002       2001 (a)        2000
Net asset value, beginning of period        $      16.32          $   15.01      $   12.42    $   13.96    $   14.24      $   13.80
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            0.14               0.25           0.22         0.30         0.38(b)        0.50
   Net realized and unrealized gain
      (loss) on investments                        (0.09)              1.20           2.46        (1.57)          --           1.25
-----------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations              0.05               1.45           2.68        (1.27)        0.38           1.75
-----------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
   to shareholders from:
   Net investment income                              --              (0.14)         (0.09)       (0.27)       (0.38)         (0.52)
   In excess of net investment income                 --                 --             --           --        (0.07)            --
   Realized capital gains                             --                 --             --           --        (0.21)         (0.79)
-----------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions               --              (0.14)         (0.09)       (0.27)       (0.66)         (1.31)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      16.37          $   16.32      $   15.01    $   12.42    $   13.96      $   14.24
===================================================================================================================================
Total return                                        0.31%(c)           9.63%         21.57%       (9.09%)       2.67%         12.70%

Ratios and supplemental data:
Net assets at end of period (000s)          $     30,579          $  32,094      $  27,015    $  23,616    $  28,227      $  33,763
Ratios to average net assets:
   Net expenses                                     0.90%(d)(e)        0.90%(e)       0.90%        0.90%        0.90%          0.92%
   Net investment income                            1.63%(d)           1.73%          1.86%        2.22%        2.69%          3.20%
Portfolio turnover                                    64%(d)             66%            75%          86%          59%            54%
-----------------------------------------------------------------------------------------------------------------------------------


Touchstone Baron Small Cap Fund

                                       For the            For the          For the
                                     Six Months            Year          Six Months
                                        Ended              Ended            Ended               For the Year Ended June 30,
                                    June 30, 2005       December 31,     December 31,     ----------------------------------------
                                     (Unaudited)            2004           2003 (f)          2003       2002      2001       2000
Net asset value,
  beginning of period               $      18.47        $    14.45      $      12.40      $  12.53   $  12.90   $ 11.64   $  12.17
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)             (0.11)            (0.18)            (0.09)        (0.16)     (0.13)    (0.03)      0.21
  Net realized and unrealized
    gain (loss) on investments              0.79              4.20              2.14          0.03      (0.24)     1.51      (0.64)
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations        0.68              4.02              2.05         (0.13)     (0.37)     1.48      (0.43)
----------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
  to shareholders from:
  Net investment income                       --                --                --            --         --     (0.22)     (0.10)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $      19.15        $    18.47      $      14.45      $  12.40   $  12.53   $ 12.90   $  11.64
==================================================================================================================================
Total return                                3.68%(c)         27.82%            16.53%(c)     (1.04%)    (2.87%)   12.83%     (3.52%)

Ratios and supplemental data:
Net assets at end of period (000s)  $     25,649        $   23,336      $     16,133      $ 11,926   $ 11,978   $ 6,698   $  5,917
Ratios to average net assets:
  Net expenses                              1.59%(d)(e)       1.65%(e)          1.65%(d)      1.62%      1.55%     1.55%      1.55%
  Expenses before voluntary
    expense reimbursement                     NA                NA                NA          2.44%      2.32%     3.10%      2.25%
  Net investment income (loss)             (1.24%)(d)        (1.24%)           (1.44%)(d)    (1.49%)    (1.33%)   (0.33%)     1.33%
  Income (loss) before voluntary
    expense reimbursement                     NA                NA                NA         (2.32%)    (2.10%)   (1.88%)     0.63%
Portfolio turnover                             4%(d)            23%               32%(d)        29%        91%      221%       224%
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Touchstone Core Bond Fund

                                              For the
                                            Six Months
                                               Ended                        For the Year Ended December 31,
                                           June 30, 2005       ----------------------------------------------------------
                                            (Unaudited)           2004        2003        2002     2001 (a)        2000
Net asset value, beginning of period       $       10.11       $  10.19    $  10.23    $  10.38    $  10.25      $   9.98
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                            0.20           0.38        0.40        0.40        0.60(b)       0.74
   Net realized and unrealized gain
      (loss) on investments                        (0.01)         (0.04)      (0.04)       0.42        0.20          0.18
-------------------------------------------------------------------------------------------------------------------------
      Total from investment operations              0.19           0.34        0.36        0.82        0.80          0.92
-------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
to shareholders from:
   Net investment income                              --          (0.39)      (0.39)      (0.97)      (0.67)        (0.65)
   In excess of net investment income                 --          (0.03)      (0.01)         --          --            --
-------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions               --          (0.42)      (0.40)      (0.97)      (0.67)        (0.65)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $       10.30       $  10.11    $  10.19    $  10.23    $  10.38      $  10.25
=========================================================================================================================
Total return                                        1.88%(c)       3.31%       3.49%       7.93%       7.85%         9.20%

Ratios and supplemental data:
Net assets at end of period (000s)         $      40,303       $ 40,044    $ 42,580    $ 41,924    $ 34,838      $ 32,998
Ratios to average net assets:
   Net expenses                                     0.75%(d)       0.75%       0.75%       0.75%       0.75%         0.75%
   Net investment income                            3.67%(d)       3.50%       3.62%       4.57%       5.59%         6.36%
Portfolio turnover                                   145%(d)        144%        287%        152%         92%          123%
-------------------------------------------------------------------------------------------------------------------------

Touchstone Eagle Capital Appreciation Fund

                                         For the            For the          For the
                                       Six Months             Year          Six Months
                                          Ended               Ended            Ended             For the Year Ended June 30,
                                      June 30, 2005        December 31,     December 31,    -------------------------------------
                                       (Unaudited)             2004           2003 (f)        2003      2002      2001      2000
Net asset value,
  beginning of period                 $     13.05         $     11.46      $      9.83      $  9.85   $ 15.93   $ 30.25   $ 26.00
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)               0.04                0.11             0.03        (0.01)    (0.04)    (0.10)    (0.05)
  Net realized and unrealized
    gain (loss) on investments              (0.24)               1.60             1.61        (0.01)    (4.73)    (9.42)     4.83
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations        (0.20)               1.71             1.64        (0.02)    (4.77)    (9.52)     4.78
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
  to shareholders from:
  Net investment income                        --               (0.12)           (0.01)          --        --        --        --
  Realized capital gains                       --                  --               --           --     (1.31)    (4.80)    (0.53)
---------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions          --               (0.12)           (0.01)          --     (1.31)    (4.80)    (0.53)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $     12.85         $     13.05      $     11.46      $  9.83   $  9.85   $ 15.93   $ 30.25
=================================================================================================================================
Total return                                (1.53%)(c)          14.89%           16.70%(c)    (0.16%)  (30.55%)  (37.42%)   18.89%

Ratios and supplemental data:
Net assets at end of period (000s)    $    31,699         $    34,656      $    33,897      $28,623   $20,309   $32,008   $56,879
Ratios to average net assets:
  Net expenses                               1.05%(d)(e)         1.05%(e)         1.05%(d)     1.16%     1.15%     1.07%     1.01%
  Expenses before voluntary
    expense reimbursement                      NA                  NA               NA         1.51%     1.17%     1.07%     1.01%
  Net investment income (loss)               0.62%(d)            0.94%            0.52%(d)    (0.19%)   (0.33%)   (0.45%)   (0.39%)
  Loss before voluntary
    expense reimbursement                      NA                  NA               NA        (0.54%)   (0.35%)   (0.45%)   (0.39%)
Portfolio turnover                             54%(d)              40%             241%(d)       70%       31%       47%       40%
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

The accompanying notes are an integral part of the financial statements.

42

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

Touchstone Emerging Growth Fund

                                               For the
                                              Six Months
                                                Ended                                For the Year Ended December 31,
                                            June 30, 2005          ---------------------------------------------------------------
                                             (Unaudited)              2004           2003          2002         2001         2000
Net asset value, beginning of period        $      20.89           $  19.64        $  13.45     $  18.14     $  20.22     $  19.23
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss                             (0.05)             (0.15)          (0.12)       (0.14)       (0.13)       (0.05)
   Net realized and unrealized gain
     (loss) on investments                          0.44               2.48            6.47        (3.90)       (0.39)        5.71
----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               0.39               2.33            6.35        (4.04)       (0.52)        5.66
----------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
  to shareholders from:
  Realized capital gains                              --              (1.08)          (0.16)       (0.65)       (1.56)       (4.67)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      21.28           $  20.89        $  19.64     $  13.45     $  18.14     $  20.22
==================================================================================================================================
Total return                                        1.87%(c)          12.06%          47.26%      (22.31%)      (2.62%)     (29.62%)

Ratios and supplemental data:
Net assets at end of period (000s)          $     30,586           $ 34,135        $ 37,537     $ 25,408     $ 36,305     $ 42,117
Ratios to average net assets:
  Net expenses                                      1.15%(d)(e)        1.15%(e)        1.15%        1.15%        1.15%        1.12%
  Net investment loss                              (0.46%)(d)         (0.65%)         (0.74%)      (0.89%)      (0.72%)      (0.24%)
Portfolio turnover                                    57%(d)            134%             88%          63%          85%          77%
----------------------------------------------------------------------------------------------------------------------------------

Touchstone Enhanced Dividend 30 Fund

                                               For the
                                              Six Months
                                                 Ended                             For the Year Ended December 31,
                                            June 30, 2005        ---------------------------------------------------------------
                                              (Unaudited)           2004           2003          2002         2001        2000
Net asset value, beginning of period        $        9.16        $   8.90        $   6.81     $   8.93     $  10.18     $  10.55
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              0.10            0.19            0.09         0.10         0.09         0.06
  Net realized and unrealized gain
    (loss) on investments                           (0.40)           0.26            2.09        (2.12)       (1.25)       (0.37)
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                (0.30)           0.45            2.18        (2.02)       (1.16)       (0.31)
--------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
  to shareholders from:
  Net investment income                                --           (0.19)          (0.09)       (0.10)       (0.09)       (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $        8.86        $   9.16        $   8.90     $   6.81     $   8.93     $  10.18
================================================================================================================================
Total return                                        (3.28%)(c)       5.08%          32.00%      (22.67%)     (11.45%)      (3.00%)

Ratios and supplemental data:
Net assets at end of period (000s)          $      25,049        $ 29,699        $ 30,258     $  7,561     $ 11,020     $ 12,701
Ratios to average net assets:
  Net expenses                                       0.75%(d)        0.75%(e)        0.75%        0.75%        0.75%        0.75%
  Net investment income                              2.13%(d)        2.15%           1.57%        1.10%        0.90%        0.58%
Portfolio turnover                                     43%(d)          60%            140%          27%           6%          27%
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Touchstone Growth & Income Fund

                                               For the
                                              Six Months
                                                 Ended                           For the Year Ended December 31,
                                             June 30, 2005       -----------------------------------------------------------------
                                              (Unaudited)          2004         2003            2002         2001           2000
Net asset value, beginning of period        $       10.72        $   9.91     $   7.78        $   9.93     $  11.26       $  10.71
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              0.09            0.19         0.16            0.19         0.23           0.19
  Net realized and unrealized gain
    (loss) on investments                           (0.30)           0.81         2.38           (1.67)       (0.82)          1.11
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                (0.21)           1.00         2.54           (1.48)       (0.59)          1.30
-----------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
  to shareholders from:
  Net investment income                                --           (0.19)       (0.16)          (0.33)       (0.23)         (0.23)
  Realized capital gains                               --              --        (0.25)          (0.34)       (0.51)         (0.52)
-----------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                  --           (0.19)       (0.41)          (0.67)       (0.74)         (0.75)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $       10.51        $  10.72     $   9.91        $   7.78     $   9.93       $  11.26
===================================================================================================================================
Total return                                        (1.96%)(c)      10.10%       32.84%         (14.90%)      (5.28%)        12.20%

Ratios and supplemental data:
Net assets at end of period (000s)          $      29,355        $ 32,791     $ 32,768        $ 25,263     $ 34,123       $ 57,335
Ratios to average net assets:
  Net expenses                                       0.85%(d)        0.85%        0.85%           0.85%        0.85%          0.85%
  Net investment income                              1.65%(d)        1.78%        1.85%           1.78%        1.13%          1.30%
Portfolio turnover                                     42%(d)          43%          58%             69%         149%            88%
-----------------------------------------------------------------------------------------------------------------------------------

Touchstone High Yield Fund

                                               For the
                                              Six Months
                                                 Ended                           For the Year Ended December 31,
                                             June 30, 2005       -----------------------------------------------------------------
                                              (Unaudited)          2004         2003            2002         2001           2000
Net asset value, beginning of period        $        8.26        $   8.12     $   7.13        $   7.47     $   7.73       $   8.61
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              0.30            0.64         0.72            0.58         0.78(b)        0.82
  Net realized and unrealized gain
    (loss) on investments                           (0.20)           0.14         0.99           (0.37)       (0.25)         (0.88)
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                 0.10            0.78         1.71            0.21         0.53          (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
  to shareholders from:
  Net investment income                                --           (0.64)       (0.72)          (0.55)       (0.78)         (0.82)
  In excess of net investment income                   --              --           --              --        (0.01)            --
-----------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                  --           (0.64)       (0.72)          (0.55)       (0.79)         (0.82)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $        8.36        $   8.26     $   8.12        $   7.13     $   7.47       $   7.73
===================================================================================================================================
Total return                                         1.21%(c)        9.55%       23.99%           2.82%        6.93%         (0.70%)

Ratios and supplemental data:
  Net assets at end of period (000s)        $      38,278        $ 42,328     $ 45,844        $ 32,529     $ 18,024       $ 15,748
Ratios to average net assets:
  Net expenses                                       0.80%(d)        0.80%        0.74%(h)        0.80%        0.80%          0.80%
  Net investment income                              7.00%(d)        7.30%        8.16%           9.72%        9.59%          9.82%
Portfolio turnover                                     45%(d)          55%         101%             40%          25%            62%
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

The accompanying notes are an integral part of the financial statements.

44

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

Touchstone Money Market Fund - Class I

                                                       For the          For the        For the        For the         For the
                                                      Six Months         Year            Year           Year          Period
                                                         Ended           Ended           Ended          Ended          Ended
                                                     June 30, 2005     December 31,   December 31,   December 31,   December 31,
                                                      (Unaudited)         2004            2003           2002         2001 (i)
Net asset value, beginning of period                 $        1.00     $      1.00    $      1.00    $      1.00    $      1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.01            0.01           0.01           0.02           0.02(b)
  Net realized and unrealized gain on investments               --              --             --             --           0.00(j)
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                          0.01            0.01           0.01           0.02           0.02
-------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders
  from:
  Net investment income                                      (0.01)          (0.01)         (0.01)         (0.02)         (0.02)
  Realized capital gains                                        --              --             --             --          (0.00)(j)
-------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                        (0.01)          (0.01)         (0.01)         (0.02)         (0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $        1.00     $      1.00    $      1.00    $      1.00    $      1.00
===============================================================================================================================
Total return                                                  2.60%(d)        1.35%          1.01%          1.58%          2.09%(c)

Ratios and supplemental data:
Net assets at end of period (000s)                   $      36,875     $    38,188    $    73,278    $     9,482    $    10,300
Ratios to average net assets:
  Net expenses                                                0.28%(d)        0.28%          0.30%          0.60%          0.60%(d)
  Net investment income                                       2.60%(d)        1.28%          0.91%          1.53%          2.95%(d)
-------------------------------------------------------------------------------------------------------------------------------

Touchstone Money Market Fund - Class SC

                                                                                  For the             For the        For the
                                                                                Six Months             Year           Period
                                                                                   Ended               Ended           Ended
                                                                               June 30, 2005        December 31,    December 31,
                                                                                (Unaudited)             2004          2003 (k)
Net asset value, beginning of period                                           $        1.00        $      1.00     $      1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                                0.01               0.01            0.00(j)
-------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                                               (0.01)             (0.01)          (0.00)(j)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $        1.00        $      1.00     $      1.00
===============================================================================================================================
Total return                                                                            2.34%(d)           1.08%           0.28%(c)

Ratios and supplemental data:
Net assets at end of period (000s)                                             $      32,292        $    25,727     $    27,883
Ratios to average net assets:
   Net expenses                                                                         0.54%(d)           0.54%           0.53%(d)
   Net investment income                                                                2.36%(d)           1.06%           0.63%(d)
-------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Touchstone Third Avenue Value Fund

                                          For the         For the       For the
                                        Six Months         Year        Six Months
                                           Ended           Ended          Ended                For the Year Ended June 30,
                                      June 30, 2005     December 31,   December 31,     -----------------------------------------
                                        (Unaudited)         2004         2003 (f)         2003        2002      2001       2000
Net asset value,
  beginning of period                  $     23.51      $     18.71    $     14.65      $  16.08   $  16.79   $  13.97   $  22.06
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment income (loss)                0.04             0.05          (0.00)(j)      0.05       0.02       0.15       0.39
  Net realized and unrealized
    gain (loss) on investments                1.39             4.80           4.06         (1.17)     (0.61)      4.31      (5.12)
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations          1.43             4.85           4.06         (1.12)     (0.59)      4.46      (4.73)
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions
  to shareholders from:
  Net investment income                         --            (0.05)            --         (0.09)     (0.12)     (0.40)     (0.33)
  Realized capital gains                        --               --             --         (0.22)        --      (1.24)     (3.03)
---------------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions           --            (0.05)            --         (0.31)     (0.12)     (1.64)     (3.36)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $     24.94      $     23.51    $     18.71      $  14.65   $  16.08   $  16.79   $  13.97
=================================================================================================================================
Total return                                  6.08%(c)        25.93%         27.72%(c)     (6.78%)    (3.45%)    35.66%    (23.88%)

Ratios and supplemental data:
Net assets at end of period (000s)     $    97,344      $    92,920    $    71,600      $ 50,499   $ 48,221   $ 35,066   $ 20,994
Ratios to average net assets:
  Net expenses                                1.05%(d)         1.05%          1.05%(d)      1.10%      1.08%      1.15%      1.08%
  Expenses before voluntary
    expense reimbursement                       NA               NA             NA          1.15%      1.08%      1.21%      1.08%
  Net investment income (loss)                0.37%(d)         0.27%         (0.01%)(d)     0.41%      0.23%      1.15%      1.80%
  Income before voluntary
    expense reimbursement                       NA               NA             NA          0.36%      0.23%      1.09%      1.80%
Portfolio turnover                              17%(d)           30%            23%(d)        23%        23%       128%        42%
---------------------------------------------------------------------------------------------------------------------------------

Touchstone Value Plus Fund

                                               For the
                                             Six Months
                                                Ended                         For the Year Ended December 31,
                                           June 30, 2005       -----------------------------------------------------------
                                             (Unaudited)          2004          2003        2002        2001        2000
Net asset value, beginning of period       $       10.62       $   9.68       $   7.53    $  10.40    $  10.61    $  11.22
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             0.03           0.08           0.08        0.05        0.04        0.06
  Net realized and unrealized gain
    (loss) on investments                          (0.23)          0.94           2.15       (2.83)      (0.13)       0.24
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations               (0.20)          1.02           2.23       (2.78)      (0.09)       0.30
--------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to
  shareholders from:
  Net investment income                               --          (0.08)         (0.08)      (0.09)         --       (0.06)
  Realized capital gains                              --             --             --          --       (0.12)      (0.85)
--------------------------------------------------------------------------------------------------------------------------
    Total dividends and distributions                 --          (0.08)         (0.08)      (0.09)      (0.12)      (0.91)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $       10.42       $  10.62       $   9.68    $   7.53    $  10.40    $  10.61
==========================================================================================================================
Total return                                       (1.88%)(c)     10.54%         29.72%     (26.65%)     (0.88%)      2.60%

Ratios and supplemental data:
Net assets at end of period (000s)         $      18,719       $ 19,543       $ 19,561    $  5,144    $  7,175    $  6,793
Ratios to average net assets:
  Net expenses                                      1.15%(d)       1.15%(e)       1.15%       1.15%       1.15%       1.15%
  Net investment income                             0.59%(d)       0.76%          0.98%       0.59%       0.43%       0.49%
Portfolio turnover                                    46%(d)         27%            97%         68%         50%         55%
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

The accompanying notes are an integral part of the financial statements.

46

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued

Selected data for a share outstanding:

                                                                       Touchstone                        Touchstone
                                                                     Aggressive ETF                  Conservative ETF
                                                                          Fund                              Fund
                                                               For the          For the             For the        For the
                                                              Six Months         Period           Six Months        Period
                                                                Ended             Ended              Ended           Ended
                                                            June 30, 2005      December 31,     June 30, 2005     December 31,
                                                             (Unaudited)         2004 (l)         (Unaudited)       2004 (l)
Net asset value, beginning of period                        $       10.80      $     10.00      $       10.38     $     10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                              0.06             0.06               0.04            0.14
  Net realized and unrealized gain (loss) on investments            (0.07)            0.80               0.09            0.38
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                (0.01)            0.86               0.13            0.52
-----------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
  Net investment income                                                --            (0.06)                --           (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $       10.79      $     10.80      $       10.51     $     10.38
=============================================================================================================================
Total return (c)                                                    (0.09%)           8.62%              1.25%           5.22%

Ratios and supplemental data:
Net assets at end of period (000s)                          $       7,512      $     3,999      $       4,470     $       620
Ratios to average net assets:
  Net expenses (d)                                                   0.50%            0.50%              0.50%           0.50%
  Net investment income (d)                                          1.55%            7.08%              2.15%           2.54%
Portfolio turnover (d)                                                 83%               0%                58%             37%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       Touchstone                         Touchstone
                                                                      Enhanced ETF                       Moderate ETF
                                                                          Fund                                Fund
                                                                For the         For the              For the       For the
                                                              Six Months         Period            Six Months       Period
                                                                 Ended            Ended              Ended           Ended
                                                            June 30, 2005      December 31,     June 30, 2005     December 31,
                                                             (Unaudited)         2004 (l)         (Unaudited)       2004 (l)
Net asset value, beginning of period                        $       11.30      $     10.00      $       10.69     $     10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                              0.03             0.04               0.05            0.06
  Net realized and unrealized gain (loss) on investments            (0.04)            1.30               0.02            0.69
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                (0.01)            1.34               0.07            0.75
-----------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
  Net investment income                                                --            (0.04)                --           (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $       11.29      $     11.30      $       10.76     $     10.69
=============================================================================================================================
Total return (c)                                                    (0.09%)          13.36%              0.65%           7.51%

Ratios and supplemental data:
Net assets at end of period (000s)                          $       7,081      $       904      $       9,588     $     2,288
Ratios to average net assets:
  Net expenses (d)                                                   0.50%            0.50%              0.50%           0.50%
  Net investment income (d)                                          1.24%            1.06%              1.93%           3.91%
Portfolio turnover (d)                                                 84%               0%                60%              0%
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone Balanced Fund and the Touchstone Core Bond Fund was a decrease in net investment income of $.013, for each Fund, an increase in net realized and unrealized gains of $.013, for each Fund, and a decrease in the ratio of net investment income from 2.78% and 5.72%, to 2.69% and 5.59%, respectively. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.

(b)   Calculated using average shares outstanding throughout the period.

(c)   Not annualized.

(d)   Annualized.

(e)   Excludes fees from commission recapture.

(f) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.

(g) The Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies in 2001 and began amortizing premiums and discounts on debt securities using the daily, effective yield method. The effect of the change for the year ended December 31, 2001, for the Touchstone High Yield Fund was a decrease in net investment income of $.014, an increase in net realized and unrealized gains of $.014 and a decrease in the ratio of net investment income from 9.78% to 9.59%. The periods prior to 1/1/2001 have not been restated to reflect the change in presentation.

(h) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.

(i)   The Fund commenced operations on May 1, 2001.

(j)   Less than $0.01 per share.

(k)   This Class commenced operations on July 15, 2003.

(l) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.

The accompanying notes are an integral part of the financial statements.

48

--------------------------------
Touchstone Variable Series Trust
--------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

June 30, 2005 (Unaudited)

1. Organization and Significant Accounting Policies

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Emerging Growth Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Value Plus Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. For the six months ended June 30, 2005, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Foreign Currency Value Translation. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

Futures Contracts. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended June 30, 2005, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

Portfolio Securities Loaned. For the six months ended June 30, 2005, the following Funds loaned securities and received collateral as follows:

                                          Fair Value of            Value of
Fund                                    Securities Loaned    Collateral Received
--------------------------------------------------------------------------------
Touchstone Balanced Fund                    $1,034,180           $1,082,488
Touchstone Baron Small Cap Fund             $3,371,100           $3,507,225
Touchstone Emerging Growth Fund             $3,036,921           $3,109,798
Touchstone Enhanced Dividend 30 Fund        $2,180,216           $2,244,340

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

50

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

Dividends and Distributions. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

Federal Income Tax. It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

Written Options. A Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased.

Forward Foreign Currency and Spot Contracts. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the six months ended June 30, 2005, the following Funds had the following open forward foreign currency and spot contracts:

                              Contracts To   In Exchange            Unrealized
Fund Name      Maturity          Deliver         For       Value    Appreciation

Touchstone
Balanced Fund

Sales          08/19/05       GBP 117,800     $216,410     $210,777      $5,634
--------------------------------------------------------------------------------
  GBP - Great Britain Pound

Repurchase Agreements. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Dollar Roll Transactions. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

Securities Transactions. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Allocations. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. Transactions with Affiliates

Investment Advisor. The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

52

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 2005, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the daily net assets of the
Fund:

                                                               Touchstone                   Touchstone
                 Touchstone     Touchstone     Touchstone     Eagle Capital  Touchstone      Enhanced
                  Balanced      Baron Small    Core Bond      Appreciation    Emerging      Dividend 30
                    Fund         Cap Fund        Fund             Fund       Growth Fund       Fund
Rate                0.80%          1.05%          0.55%          0.75%          0.80%          0.65%
--------------------------------------------------------------------------------------------------------

                 Touchstone      Touchstone     Touchstone     Touchstone     Touchstone
                  Growth &       High Yield     Money Market   Third Avenue   Value Plus
                 Income Fund       Fund            Fund         Value Fund       Fund
Rate                0.80%          0.50%          0.18%          0.80%          0.75%
--------------------------------------------------------------------------------------------------------

                  Touchstone     Touchstone     Touchstone     Touchstone
                  Aggressive     Conservative   Enhanced       Moderate
                   ETF Fund       ETF Fund       ETF Fund       ETF Fund
Rate                0.40%          0.40%          0.40%          0.40%
--------------------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the six months ended June 30, 2005, the following sub-advisory agreements are in place:

Touchstone Balanced Fund             Oppenheimer Capital LLC*

Touchstone Baron Small Cap Fund      BAMCO, Inc.

Touchstone Core Bond Fund            Fort Washington Investment Advisors, Inc.

Touchstone Eagle Capital             Eagle Asset Management, Inc.
Appreciation Fund

Touchstone Emerging                  TCW Investment Management Company
Growth Fund                          LLC and Westfield Capital Management
                                     Company LLC

Touchstone Enhanced                  Todd Investment Advisors, Inc.
Dividend 30 Fund

Touchstone Growth &                  Deutsche Investment Management
Income Fund                          Americas Inc.

Touchstone High Yield Fund           Fort Washington Investment Advisors, Inc.

Touchstone Money Market Fund         Fort Washington Investment Advisors, Inc.

Touchstone Third Avenue              Third Avenue Management LLC
Value Fund

Touchstone Value Plus Fund           Fort Washington Investment Advisors, Inc.

Touchstone Aggressive ETF Fund       Todd Investment Advisors, Inc.

Touchstone Conservative ETF Fund     Todd Investment Advisors, Inc.

Touchstone Enhanced ETF Fund         Todd Investment Advisors, Inc.

Touchstone Moderate ETF Fund         Todd Investment Advisors, Inc.

* On June 28, 2005, the Balanced Fund changed its sub-advisor from OpCap Advisors LLC to OpCap's parent company, Oppenheimer Capital LLC.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

Sponsor. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement for the six months ended June 30, 2005 on all Funds except as follows:

                                                              Net Sponsor Fees
      Fund                                                      Paid by Fund
      ------------------------------------------------------------------------
      Touchstone Baron Small Cap Fund                              $24,095
      Touchstone Eagle Capital Appreciation Fund                   $ 8,156
      Touchstone Emerging Growth Fund                              $ 3,583
      Touchstone High Yield Fund                                   $ 7,114
      Touchstone Third Avenue Value Fund                           $38,340
      Touchstone Value Plus Fund                                   $ 2,195

The Sponsor Agreement may be terminated by the Advisor or by the Trust on not less than 30 days prior written notice. See Note 5 for further information regarding the Sponsor Agreement.

Administration, Accounting Services and Transfer Agency Agreement. Under the terms of the Administration, Accounting Services and Transfer Agency Agreement between the Trust and Integrated, Integrated supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. Integrated performs transfer agent and other shareholder services for the Trust. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. Integrated has waived all fees in connection with the transfer agency services it provides. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

Underwriting Agreement. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

Plan of Distribution. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Fund Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares.

Compliance Services Agreement. Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

54

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

4. Capital Share Transactions

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                    Touchstone Balanced                 Touchstone Baron
                                                           Fund                          Small Cap Fund
                                                For the           For the           For the          For the
                                               Six Months          Year            Six Months          Year
                                                 Ended             Ended             Ended             Ended
                                              June 30, 2005     December 31,     June 30, 2005      December 31,
                                               (unaudited)          2004          (unaudited)          2004
Shares issued                                     113,564          460,536            197,353          520,230
Shares reinvested                                      --           16,130                 --               --
Shares redeemed                                  (212,253)        (309,205)          (121,758)        (373,219)
                                              ----------------------------------------------------------------
Net increase (decrease) in
  shares outstanding                              (98,689)         167,461             75,595          147,011
Shares outstanding, beginning of period         1,966,946        1,799,485          1,263,501        1,116,490
                                              ----------------------------------------------------------------
Shares outstanding, end of period               1,868,257        1,966,946          1,339,096        1,263,501

                                                      Touchstone Core                Touchstone Eagle Capital
                                                         Bond Fund                       Appreciation Fund
                                                For the           For the           For the          For the
                                               Six Months          Year            Six Months          Year
                                                 Ended             Ended             Ended             Ended
                                              June 30, 2005     December 31,     June 30, 2005      December 31,
                                               (unaudited)          2004          (unaudited)          2004
Shares issued                                     190,610          757,664             36,578          180,228
Shares reinvested                                      --          156,919                 --           24,114
Shares redeemed                                  (239,552)      (1,132,118)          (225,420)        (505,965)
                                              ----------------------------------------------------------------
Net decrease in shares outstanding                (48,942)        (217,535)          (188,842)        (301,623)
Shares outstanding, beginning of period         3,960,942        4,178,477          2,655,316        2,956,939
                                              ----------------------------------------------------------------
Shares outstanding, end of period               3,912,000        3,960,942          2,466,474        2,655,316

                                                   Touchstone Emerging                Touchstone Enhanced
                                                       Growth Fund                      Dividend 30 Fund
                                                For the           For the           For the          For the
                                               Six Months          Year            Six Months          Year
                                                 Ended             Ended             Ended             Ended
                                              June 30, 2005     December 31,     June 30, 2005      December 31,
                                               (unaudited)          2004          (unaudited)          2004
Shares issued                                      90,900          445,834             71,357          476,879
Shares reinvested                                      --          105,026                 --           66,456
Shares redeemed                                  (287,641)        (828,071)          (484,317)        (703,854)
                                              ----------------------------------------------------------------
Net decrease in shares outstanding               (196,741)        (277,211)          (412,960)        (160,519)
Shares outstanding, beginning of period         1,634,051        1,911,262          3,241,076        3,401,595
                                              ----------------------------------------------------------------
Shares outstanding, end of period               1,437,310        1,634,051          2,828,116        3,241,076

                                                    Touchstone Growth                  Touchstone High
                                                      & Income Fund                       Yield Fund
                                                For the           For the           For the          For the
                                               Six Months          Year            Six Months          Year
                                                 Ended             Ended             Ended             Ended
                                              June 30, 2005     December 31,     June 30, 2005      December 31,
                                               (unaudited)          2004          (unaudited)          2004
Shares issued                                      66,332          354,687          1,204,508        3,173,604
Shares reinvested                                      --           53,476                 --          366,066
Shares redeemed                                  (334,417)        (653,404)        (1,752,816)      (4,058,379)
                                              ----------------------------------------------------------------
Net decrease in shares outstanding               (268,085)        (245,241)          (548,308)        (518,709)
Shares outstanding, beginning of period         3,060,135        3,305,376          5,125,521        5,644,230
                                              ----------------------------------------------------------------
Shares outstanding, end of period               2,792,050        3,060,135          4,577,213        5,125,521

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                                                     Touchstone Third                  Touchstone Value
                                                     Avenue Value Fund                     Plus Fund
                                                For the           For the           For the          For the
                                               Six Months          Year            Six Months          Year
                                                 Ended             Ended             Ended             Ended
                                              June 30, 2005     December 31,     June 30, 2005      December 31,
                                               (unaudited)          2004          (unaudited)          2004

Shares issued                                     364,466          909,709            179,519          246,424
Shares reinvested                                      --            8,719                 --           13,792
Shares redeemed                                  (413,854)        (792,942)          (222,975)        (441,342)
                                              ----------------------------------------------------------------
Net increase (decrease) in shares outstanding     (49,388)         125,486            (43,456)        (181,126)
Shares outstanding, beginning of period         3,952,190        3,826,704          1,840,629        2,021,755
                                              ----------------------------------------------------------------
Shares outstanding, end of period               3,902,802        3,952,190          1,797,173        1,840,629

                                                        Touchstone                         Touchstone
                                                        Aggressive                        Conservative
                                                         ETF Fund                           ETF Fund
                                                For the           For the           For the          For the
                                               Six Months          Year            Six Months          Year
                                                 Ended             Ended             Ended             Ended
                                              June 30, 2005     December 31,     June 30, 2005      December 31,
                                               (unaudited)          2004          (unaudited)          2004
Shares issued                                     413,586          413,251            414,765          105,122
Shares reinvested                                      --            2,111                 --              804
Shares redeemed                                   (87,378)         (45,135)           (49,178)         (46,181)
                                              ----------------------------------------------------------------
Net increase in shares outstanding                326,208          370,227            365,587           59,745
Shares outstanding, beginning of period           370,227               --             59,745               --
                                              ----------------------------------------------------------------
Shares outstanding, end of period                 696,435          370,227            425,332           59,745

                                                       Touchstone                          Touchstone
                                                        Enhanced                            Moderate
                                                        ETF Fund                            ETF Fund
                                                For the           For the           For the          For the
                                               Six Months          Year            Six Months          Year
                                                 Ended             Ended             Ended             Ended
                                              June 30, 2005     December 31,     June 30, 2005      December 31,
                                               (unaudited)          2004          (unaudited)          2004
Shares issued                                     659,742          134,808            728,299          265,916
Shares reinvested                                      --              253                 --            1,199
Shares redeemed                                  (112,686)         (55,039)           (51,260)         (53,002)
                                              ----------------------------------------------------------------
Net increase in shares outstanding                547,056           80,022            677,039          214,113
Shares outstanding, beginning of period            80,022               --            214,113               --
                                              ----------------------------------------------------------------
Shares outstanding, end of period                 627,078           80,022            891,152          214,113

56

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

5. Expense Reimbursements

The Advisor has contractually agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of Sponsor fees waived by the Advisor under the Sponsor Agreement, the amount of Advisory fees waived by the Advisor and the amount of Transfer agent fees waived by the Transfer agent for each Fund for the six months ended June 30, 2005:

                                                Touchstone                       Touchstone       Touchstone        Touchstone
                                Touchstone         Baron        Touchstone      Eagle Capital      Emerging          Enhanced
                                 Balanced        Small Cap       Core Bond      Appreciation        Growth         Dividend 30
                                   Fund            Fund             Fund            Fund             Fund              Fund
Expense cap                           0.90%            1.65%            0.75%            1.05%            1.15%            0.75%
Sponsor fees waived          $      31,069    $          --    $      39,763    $      24,645    $      28,033    $      27,199
Advisory fees waived         $      26,543    $          --    $       3,823    $          --    $          --    $      23,504
Transfer agent fees waived   $       6,000    $       6,000    $       6,000    $       6,000    $       6,000    $       6,000
-------------------------------------------------------------------------------------------------------------------------------

                               Touchstone                        Touchstone       Touchstone       Touchstone
                                Growth &        Touchstone       Money Market    Money Market     Third Avenue       Touchstone
                                 Income         High Yield         Class I         Class SC          Value           Value Plus
                                  Fund             Fund             Fund             Fund             Fund              Fund
Expense cap                           0.85%            0.80%            0.28%            0.54%            1.05%            1.15%
Sponsor fees waived          $      30,973    $      31,798    $      41,872    $      33,569    $      53,942    $      16,923
Advisory fees waived         $      31,541    $          --    $      16,579    $      10,793    $          --    $          --
Transfer agent fees waived   $       6,000    $       6,000    $       3,000    $       3,000    $       6,000    $       6,000
-------------------------------------------------------------------------------------------------------------------------------

                                Touchstone       Touchstone       Touchstone       Touchstone
                                Aggressive      Conservative       Enhanced         Moderate
                                 ETF Fund         ETF Fund         ETF Fund         ETF Fund
Expense cap                            0.50%            0.50%            0.50%            0.50%
Sponsor fees waived           $       5,627    $       1,745    $       3,261    $       4,899
Advisory fees waived and/or
  expenses reimbursed         $      32,617    $      32,597    $      32,928    $      30,901
Transfer agent fees waived    $       6,000    $       6,000    $       6,000    $       6,000
-------------------------------------------------------------------------------------------------------------------------------

6. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2005 were as follows:

                                        Touchstone                      Touchstone      Touchstone
                         Touchstone        Baron        Touchstone     Eagle Capital     Emerging
                          Balanced       Small Cap      Core Bond      Appreciation       Growth
                            Fund           Fund            Fund            Fund            Fund
Cost of Purchases     $   9,763,565   $   2,098,956   $  24,390,981   $   8,178,614   $   8,730,013
Proceeds from Sales   $  11,714,925   $     510,421   $  25,734,635   $  10,710,545   $  11,157,530
---------------------------------------------------------------------------------------------------

                         Touchstone      Touchstone                      Touchstone
                          Enhanced        Growth &       Touchstone     Third Avenue    Touchstone
                         Dividend 30       Income        High Yield        Value        Value Plus
                            Fund            Fund           Fund            Fund            Fund
Cost of Purchases     $   5,722,434   $   6,372,743   $   8,239,650   $   8,563,038   $   4,225,895
Proceeds from Sales   $   8,757,013   $   9,638,281   $  12,916,885   $   6,947,081   $   5,003,599
---------------------------------------------------------------------------------------------------

                        Touchstone      Touchstone      Touchstone      Touchstone
                        Aggressive     Conservative      Enhanced        Moderate
                         ETF Fund        ETF Fund        ETF Fund        ETF Fund
Cost of Purchases     $   5,803,556   $   4,306,691   $   7,349,561   $   8,661,578
Proceeds from Sales   $   2,297,957   $     533,936   $   1,367,386   $   1,466,905
-----------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

7. Federal Tax Information

The tax character of distributions paid for the periods ended December 31, 2004 and 2003 was as follows:

                                                                                                                  Touchstone
                                       Touchstone               Touchstone               Touchstone              Eagle Capital
                                        Balanced             Baron Small Cap             Core Bond                Appreciation
                                          Fund                     Fund*                    Fund                      Fund*
------------------------------------------------------------------------------------------------------------------------------------
                                   2004         2003         2004        2003         2004         2003         2004         2003
From ordinary income           $  263,238   $  160,175   $       --   $       --   $1,586,452   $1,598,387   $  314,691   $       --
From long-term capital gains           --           --           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $  263,238   $  160,175   $       --   $       --   $1,586,452   $1,598,387   $  314,691   $       --
====================================================================================================================================

                                      Touchstone                Touchstone                Touchstone                Touchstone
                                       Emerging                  Enhanced                  Growth &                    High
                                        Growth                  Dividend 30                 Income                     Yield
                                         Fund                      Fund                      Fund                      Fund
                                   2004        2003          2004         2003        2004         2003         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
From ordinary income           $  764,305   $       --   $  608,737   $  158,572   $  573,261   $1,116,084   $3,023,703   $3,734,538
From long-term capital gains    1,342,515      305,459           --           --           --      197,429           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $2,106,820   $  305,459   $  608,737   $  158,572   $  573,261   $1,313,513   $3,023,703   $3,734,538
====================================================================================================================================

                                       Touchstone                Touchstone               Touchstone
                                         Money                  Third Avenue                 Value
                                         Market                    Value                     Plus
                                          Fund                      Fund*                    Fund
----------------------------------------------------------------------------------------------------------
                                   2004         2003          2004        2003         2004         2003
From ordinary income           $1,169,796   $  584,668   $  204,994   $   53,215   $  146,469   $  136,703
From long-term capital gains           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------
                               $1,169,796   $  584,668   $  204,994   $   53,215   $  146,469   $  136,703
==========================================================================================================

                               Touchstone           Touchstone             Touchstone            Touchstone
                               Aggressive          Conservative             Enhanced              Moderate
                                  ETF                  ETF                    ETF                    ETF
                                  Fund                 Fund                   Fund                   Fund
------------------------------------------------------------------------------------------------------------
                                  2004                 2004                   2004                   2004
From ordinary income          $     22,795          $      8,346          $      2,864          $     12,814
------------------------------------------------------------------------------------------------------------

* As June 30, 2003 is not the tax year end for the Funds, the tax character of distributions paid as of June 30, 2003 cannot be determined.

58

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The following information is computed on a tax basis for each item as of December 31, 2004:

                                                                         Touchstone       Touchstone       Touchstone
                                    Touchstone         Touchstone           Core        Eagle Capital       Emerging
                                     Balanced       Baron Small Cap         Bond         Appreciation        Growth
                                       Fund              Fund               Fund             Fund             Fund
Cost of portfolio investments    $   29,600,046    $   15,039,399    $   39,485,502    $   26,274,670    $   30,352,036
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation         3,819,338         9,071,718           385,994         5,845,705         4,759,018
Gross unrealized depreciation          (248,764)         (305,540)         (117,270)         (332,362)         (448,549)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation           3,570,574         8,766,178           268,724         5,513,343         4,310,469
Capital loss carryforward                    --          (589,471)         (288,339)      (10,865,874)               --
Post-October losses                     (10,810)               --            (7,111)               --                --
Undistributed ordinary income           423,860                --                --            26,545         1,573,854
Undistributed long-term gains         1,332,554                --                --                --         7,432,171
-----------------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)   $    5,316,178    $    8,176,707    $      (26,726)   $   (5,325,986)   $   13,316,494
-----------------------------------------------------------------------------------------------------------------------

                        Touchstone      Touchstone                      Touchstone     Touchstone
                         Enhanced        Growth &        Touchstone       Money       Third Avenue     Touchstone
                        Dividend 30       Income         High Yield       Market          Value        Value Plus
                            Fund           Fund            Fund            Fund           Fund            Fund
Cost of portfolio
  investments          $ 30,536,614    $ 28,506,782    $ 39,962,961    $ 63,516,404    $ 55,441,091    $ 15,531,444
-------------------------------------------------------------------------------------------------------------------
Gross unrealized
  appreciation            2,517,093       5,211,529       2,733,061              --      25,356,385       4,269,975
Gross unrealized
  depreciation           (1,346,654)     (1,171,216)       (199,962)             --      (1,046,691)       (371,313)
-------------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation            1,170,439       4,040,313       2,533,099              --      24,309,694       3,898,662
Capital loss
  carryforward           (1,018,093)             --      (2,479,267)       (442,801)     (3,145,912)     (7,588,720)
Post-October losses              --              --        (123,932)             --              --              --
Undistributed
  ordinary income                --           9,376              --              --         649,293              --
Undistributed
  long-term gains                --       1,493,957              --              --       2,156,836              --
-------------------------------------------------------------------------------------------------------------------
Accumulated earnings
  (deficit)            $    152,346    $  5,543,646    $    (70,100)   $   (442,801)   $ 23,969,911    $ (3,690,058)
-------------------------------------------------------------------------------------------------------------------

                                   Touchstone        Touchstone        Touchstone        Touchstone
                                   Aggressive       Conservative        Enhanced          Moderate
                                      ETF               ETF               ETF               ETF
                                      Fund              Fund              Fund              Fund
Cost of portfolio investments     $  3,871,238      $    579,159      $    806,107      $  2,173,992
----------------------------------------------------------------------------------------------------
Gross unrealized appreciation           48,729            24,667            74,418            45,256
Gross unrealized depreciation          (10,039)             (482)             (136)           (3,231)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation             38,690            24,185            74,282            42,025
Undistributed ordinary income               --             3,528                --                --
----------------------------------------------------------------------------------------------------
Accumulated earnings              $     38,690      $     27,713      $     74,282      $     42,025
----------------------------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Federal Tax Information - For the six months ended June 30, 2005, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                   Net
                                              Gross           Gross                            Unrealized
                                             Federal       Unrealized       Unrealized        Appreciation
                                            Tax Cost      Appreciation     Depreciation      (Depreciation)
Touchstone Balanced Fund                 $ 28,603,044     $  3,270,052     $   (760,897)     $  2,509,155
Touchstone Baron Small Cap Fund          $ 18,943,054     $  9,954,339     $   (396,934)     $  9,557,405
Touchstone Core Bond Fund                $ 40,866,038     $    365,301     $   (149,849)     $    215,452
Touchstone Eagle Capital
   Appreciation Fund                     $ 25,715,201     $  3,308,117     $   (381,815)     $  2,926,302
Touchstone Emerging Growth Fund          $ 28,310,502     $  5,272,367     $   (789,903)     $  4,482,464
Touchstone Enhanced Dividend 30 Fund     $ 27,044,728     $  1,873,920     $ (2,089,969)     $   (216,049)
Touchstone Growth & Income Fund          $ 26,427,845     $  3,361,353     $ (1,360,924)     $  2,000,429
Touchstone High Yield Fund               $ 36,620,199     $  1,691,877     $   (219,042)     $  1,472,835
Touchstone Money Market Fund             $ 69,332,273     $         --     $         --      $         --
Touchstone Third Avenue Value Fund       $ 60,125,417     $ 28,734,354     $ (2,097,742)     $ 26,636,612
Touchstone Value Plus Fund               $ 15,377,959     $  3,389,014     $   (579,427)     $  2,809,587
Touchstone Aggressive ETF Fund           $  7,340,000     $    116,018     $    (36,472)     $     79,546
Touchstone Conservative ETF Fund         $  4,353,701     $     62,707     $     (7,755)     $     54,952
Touchstone Enhanced ETF Fund             $  6,854,993     $    181,952     $    (43,674)     $    138,278
Touchstone Moderate ETF Fund             $  9,354,179     $    133,847     $    (24,238)     $    109,609

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

During the year ended December 31, 2004, the following Funds utilized capital loss carryforwards as follows:

                                                                        Amount
Touchstone Balanced Fund                                              $  971,810
Touchstone Baron Small Cap Fund                                          699,846
Touchstone Eagle Capital Appreciation Fund                             1,415,693
Touchstone Enhanced Dividend 30 Fund                                     440,058
Touchstone Growth & Income Fund                                          411,205
Touchstone High Yield Fund                                               849,517
Touchstone Third Avenue Value Fund                                     3,040,487
Touchstone Value Plus Fund                                               377,810

The capital loss carryforwards as of December 31, 2004 in the table above expire as follows:

                                              Amount         Expiration Date

Touchstone Baron Small Cap Fund*           $  196,963       December 31, 2010
                                              392,508       December 31, 2011

Touchstone Core Bond Fund                  $  229,038       December 31, 2008
                                                   22       December 31, 2011
                                               59,279       December 31, 2012

Touchstone Eagle Capital                   $1,451,753       December 31, 2009
Appreciation Fund*                          9,414,121       December 31, 2010

Touchstone Enhanced                        $  108,912       December 31, 2009
Dividend 30 Fund                              448,962       December 31, 2010
                                              460,219       December 31, 2011

Touchstone High Yield Fund                 $  813,025       December 31, 2008
                                                6,124       December 31, 2009
                                              283,470       December 31, 2010
                                            1,376,648       December 31, 2011

60

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

Touchstone Money Market Fund*              $   35,009       December 31, 2006
                                               58,431       December 31, 2007
                                              104,616       December 31, 2008
                                              244,587       December 31, 2009
                                                   28       December 31, 2010
                                                  130       December 31, 2012

Touchstone Third Avenue                    $3,123,630       December 31, 2010
Value Fund*                                    22,282       December 31, 2012

Touchstone Value Plus Fund*                $  362,342       December 31, 2009
                                            3,973,380       December 31, 2010
                                            3,252,998       December 31, 2011

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of the capital losses may be limited under tax regulations.

From November 1, 2004 to December 31, 2004, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2005:

                                    Amount
Touchstone Balanced Fund           $ 10,810
Touchstone Core Bond Fund             7,111
Touchstone High Yield Fund          123,932

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses.

These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                        Undistributed
                                        Net Investment   Realized     Paid-In
                                            Income      Gain/Loss     Capital

Touchstone Balanced Fund               $       (5,897)  $   5,897    $      --
Touchstone Baron Small Cap Fund               232,116          --     (232,116)
Touchstone Core Bond Fund                     132,634    (132,634)          --
Touchstone Emerging Growth Fund               252,150    (252,150)          --
Touchstone Third Avenue Value Fund              7,817      (7,817)          --
Touchstone Conservative ETF Fund                    2          (2)          --
Touchstone Moderate ETF Fund                        4          --           (4)

8. Commitments and Contingencies

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Commission Recapture

Included in the Statements of Operations under the caption "Fees from commission recapture" are amounts received by the Funds from certain brokers to whom brokerage transactions have been directed.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

Other Items
--------------------------------------------------------------------------------
                                                       June 30, 2005 (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2005 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Special Meeting of Shareholders

On February 15, 2005, a Special Meeting of Shareholders was held to approve or disapprove the election of 9 Trustees to the Trust.

The results of the voting for Trustees were as follows:

Nominees                            For                        Abstain

Jill T. McGruder              437,802,443.344               13,831,321.199
John F. Barrett               438,407,022.879               13,226,741.664
John R. Lindholm              438,323,106.079               13,310,658.463
Richard L. Brenan             437,340,726.545               14,293,037.997
J. Leland Brewster II         436,898,520.155               14,735,244.387
Phillip R. Cox                437,937,302.821               13,696,461.721
H. Jerome Lerner              438,062,616.908               13,571,147.635
Donald C. Siekmann            437,129,847.891               14,503,916.652
Robert E. Stautberg           437,736,248.057               13,897,516.485
John P. Zanotti               438,168,658.306               13,465,106.237

62

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2005" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

                              Net Expense                                  Expenses Paid
                                Ratio         Beginning       Ending        During the
                              Annualized    Account Value  Account Value  Six Months Ended
                               June 30,      January 1,      June 30,        June 30,
                                 2005           2005*         2005            2005**
------------------------------------------------------------------------------------------
Balanced Fund
   Actual                        0.90%        $1,000.00      $1,003.10        $4.47
   Hypothetical                  0.90%        $1,000.00      $1,020.33        $4.51

Baron Small Cap Fund
   Actual                        1.59%        $1,000.00      $1,036.80        $8.03
   Hypothetical                  1.59%        $1,000.00      $1,016.91        $7.95

Core Bond Fund
   Actual                        0.75%        $1,000.00      $1,018.80        $3.75
   Hypothetical                  0.75%        $1,000.00      $1,021.08        $3.76

Eagle Capital Appreciation Fund
   Actual                        1.05%        $1,000.00      $  984.70        $5.17
   Hypothetical                  1.05%        $1,000.00      $1,019.59        $5.26

Emerging Growth Fund
   Actual                        1.15%        $1,000.00      $1,018.70        $5.76
   Hypothetical                  1.15%        $1,000.00      $1,019.09        $5.76

Enhanced Dividend 30 Fund
   Actual                        0.75%        $1,000.00      $  967.20        $3.66
   Hypothetical                  0.75%        $1,000.00      $1,021.08        $3.76

Growth & Income Fund
   Actual                        0.85%        $1,000.00      $  980.40        $4.17
   Hypothetical                  0.85%        $1,000.00      $1,020.58        $4.26

High Yield Fund
   Actual                        0.80%        $1,000.00      $1,012.10        $3.99
   Hypothetical                  0.80%        $1,000.00      $1,020.83        $4.01

Money Market Fund
   Class I  Actual               0.28%        $1,000.00      $1,026.00        $1.41
   Class I  Hypothetical         0.28%        $1,000.00      $1,023.41        $1.40

   Class SC  Actual              0.54%        $1,000.00      $1,023.40        $2.71
   Class SC  Hypothetical        0.54%        $1,000.00      $1,022.12        $2.71

Third Avenue Value Fund
   Actual                        1.05%        $1,000.00      $1,060.80        $5.37
   Hypothetical                  1.05%        $1,000.00      $1,019.59        $5.26

Value Plus Fund
   Actual                        1.15%        $1,000.00      $  981.20        $5.65
   Hypothetical                  1.15%        $1,000.00      $1,019.09        $5.76

Aggressive ETF Fund
   Actual                        0.50%        $1,000.00      $  999.10        $2.48
   Hypothetical                  0.50%        $1,000.00      $1,022.32        $2.51

Conservative ETF Fund
   Actual                        0.50%        $1,000.00      $1,012.50        $2.49
   Hypothetical                  0.50%        $1,000.00      $1,022.32        $2.51

Enhanced ETF Fund
   Actual                        0.50%        $1,000.00      $  999.10        $2.48
   Hypothetical                  0.50%        $1,000.00      $1,022.32        $2.51

Moderate ETF Fund
   Actual                        0.50%        $1,000.00      $1,006.50        $2.49
   Hypothetical                  0.50%        $1,000.00      $1,022.32        $2.51

* The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).
** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                      This page intentionally left blank.

                                                                          [LOGO]
                                                                       TOUCSTONE
                                                                     INVESTMENTS

Item 2. Code of Ethics.

Not required in semiannual report filings.

Item 3. Audit Committee Financial Expert.

Not required in semiannual report filings.

Item 4. Principal Accountant Fees and Services.

Not required in semiannual report filings.

Item 5. Audit Committee of Listed Companies.

Not applicable and not required in semiannual report filings.

Item 6. Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)   (1)  The Code of Ethics. Not applicable.

(a)   (2)  The certification required by Rule 30a-2 of the Investment Company
           Act of 1940, as amended (the "1940 Act") is attached hereto.

(b) The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  September 7, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  September 7, 2005

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  September 7, 2005